UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)    (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 08/31/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter August 31, 2018

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Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended August 31, 2018, benefited from mostly upbeat economic data as the U.S. job market continued to improve and the unemployment rate declined. Accordingly, the U.S. Federal Reserve (Fed), under new chairman Jerome Powell, increased its federal funds rate by 0.25% at its March and June 2018 meetings, which raised the rate from 1.50% at the start of the period to 2.00% by period-end. In its June and August meetings, the Fed cited growing business investment and household spending as further evidence of strong economic growth. The Fed also stated that inflation remained near 2.00% and that longer-term inflation expectations had changed little.

During the six-month period, the municipal bond market posted modest performance similar to other U.S. fixed income classes, with generally higher returns for longer-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, stagnant wage growth and international political concerns. Against the backdrop of rising interest rates, municipal bonds performed relatively well compared to other fixed income sectors, as supply and demand patterns remained favorable overall.

Franklin Tax-Free Trust’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Tax-Free Trust

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of August 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Contents

Semiannual Report

Municipal Bond Market Overview	3
Investment Strategy and Manager’s Discussion	5
Franklin Federal Intermediate-Term Tax-Free
Income Fund	6
Franklin Federal Limited-Term Tax-Free Income Fund	12
Franklin High Yield Tax-Free Income Fund	17
Franklin Massachusetts Tax-Free Income Fund	22
Franklin New Jersey Tax-Free Income Fund	28
Financial Highlights and Statements of Investments	34
Financial Statements	108
Notes to Financial Statements	116
Shareholder Information	132

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury and corporate bond markets, but underperformed U.S. equity markets, during the six-month period ended August 31, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +1.75% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, recorded a +1.39% total return and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, returned +0.59%.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +7.96% total return for the reporting period.1 Following a volatile March, U.S. stocks posted positive monthly total returns in each of the final five months of the reporting period.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade counterparts. In fact, both high-yield corporate bonds and high-yield municipal bonds outperformed their investment-grade counterparts, reflecting the risk-on sentiment that prevailed across all asset classes during the period. The Bloomberg Barclays U.S. Corporate High Yield index returned +2.26%, a number that was eclipsed by the Bloomberg Barclays High Yield Municipal Bond Index, which returned +5.78%.1 The strong demand for higher-yielding municipal securities is reflective of the healthy underlying economic activity and growth, as measured by gross domestic product (GDP).

Municipal issuance during the reporting period totaled $185 billion, approximately a 13% decline from total issuance in the preceding six-month period (ended February 28, 2018).2 May had the greatest volume of gross issuance during the period, with $35 billion in new issue transactions clearing the market. Overall, primary market activity picked up in April through August after a relatively quiet first quarter.

The technical environment remained supportive for municipal bonds during the period. After accounting for redemptions (bonds that matured or were called out of the market),

year-to-date net issuance stands at -$41 billion through August 31, 2018.3 According to the Investment Company Institute, municipal bond funds reported net inflows in five of the six months during the period, with April as the lone month of net outflows. In aggregate, investors placed approximately $6.8 billion into municipal bond funds during the reporting period.4 The combination of net negative supply and continued demand contributed positively to performance over the period.

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its March and June 2018 meetings. The target range stood at 1.75%–2.00% at period-end. The Fed also increased the discount rate 0.25% at both the March and June 2018 meetings, to finish the period at 2.50%. In total, the Fed raised the target range three times in 2017 (March, June and December), as well as twice thus far in 2018.

The Fed continued to cite a strengthening economic outlook and strong labor market conditions supporting its monetary policy decisions. Although the Federal Open Market Committee voted to not raise rates in its August meeting, the Committee noted in its August press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” To that end, the U.S. Bureau of Labor Statistics reported that nonfarm payrolls increased by an estimated 201,000 in August, surpassing estimates and holding the nation’s unemployment rate at 3.9%. Furthermore, in its second estimate of second-quarter GDP released in August, the U.S. Bureau of Economic Analysis stated that U.S. economic activity expanded at a faster rate than indicated in its advanced estimate released in July.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities,

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

3. Source: Barclays Municipal Credit Research.

4. Source: Investment Company Institute.

See www.franklintempletondatasources.com for additional data provider information.

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MUNICIPAL BOND MARKET OVERVIEW

and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation by focusing on credit selection. We seek to maintain exposure to higher coupon securities, while balancing risk and return within each Fund’s range of allowable investments. We do not purchase high yield securities in our investment-grade funds, however if a security is downgraded we are not required to sell it. Our security selection process includes purchasing securities that we believe are undervalued in the market and which have met our credit selection criteria. We do not use leverage or derivatives, which could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Due to the positive sloping municipal yield curve, we found value in higher quality securities in the 15–30 year maturity range for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund, which allowed us to achieve our objective of maximizing income for our investors. Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolios become available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Federal Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*
8/31/18
Ratings	% of Total Investments
AAA	19.68%
AA	57.58%
A	11.88%
BBB	1.29%
Refunded	8.65%
Not Rated	0.92%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.94 on February 28, 2018, to $11.90 on August 31, 2018. The Fund’s Class A shares paid dividends totaling 15.82 cents per share for the reporting period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’

Dividend Distributions*
3/1/18–8/31/18
	Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
March	2.59	2.03	2.75	2.69
April	2.59	2.03	2.75	2.69
May	2.66	2.10	2.82	2.76
June	2.66	2.11	2.81	2.75
July	2.66	2.11	2.81	2.75
August	2.66	2.11	2.81	2.75
Total	15.82	12.49	16.75	16.39

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

distribution rate was 2.62%, based on an annualization of the 2.66 cent per share August dividend and the maximum offering price of $12.17 on August 31, 2018. An investor in the 2018 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 4.43% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

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Portfolio Composition
8/31/18
% of Total Investments*

Utilities	22.77%
General Obligation	19.35%
Refunded**	15.02%
Transportation	13.97%
Subject to Government Appropriations	10.47%
Tax-Supported	7.70%
Hospital & Health Care	5.36%
Higher Education	4.29%
Other Revenue	1.07%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A 6-Month	+1.00%	-1.24%
1-Year	-0.69%	-2.90%
5-Year	+14.77%	+2.33%
10-Year	+41.12%	+3.27%

Advisor[4] 6-Month	+0.96%	+0.96%
1-Year	-0.68%	-0.68%
5-Year	+15.30%	+2.89%
10-Year	+42.64%	+3.62%

Share Class	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]
			(with waiver)	(without waiver)	(with waiver)	(without waiver)
A	2.62%	4.43%	1.56%	1.48%	2.64%	2.50%
Advisor	2.77%	4.68%	1.71%	1.62%	2.89%	2.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/18	2/28/18	Change
A (FKITX)	$11.90	$11.94	-$0.04
C (FCITX)	$11.93	$11.98	-$0.05
R6 (FITQX)	$11.93	$11.97	-$0.04
Advisor (FITZX)	$11.92	$11.97	-$0.05

Distributions (3/1/18–8/31/18)

Share Class	Net Investment Income
A	$0.1582
C	$0.1249
R6	$0.1675
Advisor	$0.1639

Total Annual Operating Expenses8

Share Class	With Waiver	Without Waiver
A	0.56%	0.65%
Advisor	0.46%	0.55%

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 6/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +51.15% and +4.33%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/18.

6. Taxable equivalent distribution rate and yield assume the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,010.00	$2.84	$1,022.38	$2.85	0.56%
C	$1,000	$1,006.30	$5.61	$1,019.61	$5.65	1.11%
R6	$1,000	$1,010.70	$1.98	$1,023.24	$1.99	0.39%
Advisor	$1,000	$1,009.60	$2.33	$1,022.89	$2.35	0.46%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Federal Limited-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Credit Quality Composition*
8/31/18

Ratings	% of Total Investments
AAA	30.00%
AA	46.84%
A	17.06%
Refunded	3.32%
SP-1	2.17%
Not Rated	0.61%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from SP-1 (highest) to SP-3 (lowest) for short-term bonds and from AAA (highest) to D (lowest) for long-term bonds. The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, remained unchanged at $10.29 on February 28, 2018, to $10.29 on August 31, 2018. The Fund’s Class A shares paid dividends totaling 6.47 cents per share for the reporting period.2 The Performance Summary beginning on page 14 shows that at the

Dividend Distributions*
3/1/18–8/31/18
	Dividend per Share (cents)
Month	Class A	Class R6	Advisor Class
March	0.82	0.96	0.94
April	0.92	1.06	1.04
May	1.07	1.21	1.19
June	1.17	1.32	1.29
July	1.17	1.32	1.29
August	1.32	1.47	1.44
Total	6.47	7.34	7.19

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

end of this reporting period the Fund’s Class A shares’ distribution rate was 1.50%, based on an annualization of the 1.32 cent per share August dividend and the maximum offering price of $10.53 on August 31, 2018. An investor in the 2018 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 2.53% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

12	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Portfolio Composition
8/31/18
% of Total Investments*
General Obligation	47.50%
Utilities	15.98%
Higher Education	7.57%
Transportation	8.31%
Refunded**	7.03%
Hospital & Health Care	2.68%
Tax-Supported	3.56%
Other Revenue	1.93%
Subject to Government Appropriations	3.34%
Housing	2.10%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	13

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+0.63%	-1.66%
1-Year	+0.04%	-2.22%
5-Year	+3.33%	+0.20%
10-Year	+18.31%	+1.47%

Advisor[4]
6-Month	+0.60%	+0.60%
1-Year	+0.18%	+0.18%
5-Year	+4.10%	+0.81%
10-Year	+19.53%	+1.80%

	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]		Taxable Equivalent 30-Day Standardized Yield[6]
Share Class			(with waiver)	(without waiver)	(with waiver)	(without waiver)
A	1.50%	2.53%	1.34%	1.17%	2.26%	1.98%
Advisor	1.68%	2.84%	1.52%	1.35%	2.57%	2.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

14	Semiannual Report	franklintempleton.com

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/18	2/28/18	Change
A (FFTFX)	$10.29	$10.29	$0.00
R6 (FFTRX)	$10.28	$10.28	$0.00
Advisor (FTFZX)	$10.28	$10.29	-$0.01

Distributions (3/1/18–8/31/18)

Share Class	Net Investment Income
A	$0.0647
R6	$0.0734
Advisor	$0.0719

Total Annual Operating Expenses8

Share Class	With Waiver	Without Waiver
A	0.55%	0.71%
Advisor	0.40%	0.56%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 6/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were +10.76% and +1.36%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/18.

6. Taxable equivalent distribution rate and yield assume the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	15

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,006.30	$2.83	$1,022.38	$2.85	0.56%
R6	$1,000	$1,007.20	$1.87	$1,023.34	$1.89	0.37%
Advisor	$1,000	$1,006.00	$2.07	$1,023.14	$2.09	0.41%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Semiannual Report	franklintempleton.com

Franklin High Yield Tax-Free Income Fund

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s semiannual report for the period ended August 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Composition*
8/31/18
Ratings	% of Total Investments
AAA	7.56%
AA	16.32%
A	27.37%
BBB	17.54%
Below Investment Grade	10.81%
Refunded	10.43%
Not Rated	9.97%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.94 on February 28, 2018, to $10.01 on August 31, 2018. The Fund’s Class A shares paid dividends totaling 22.00 cents per share for the reporting period.2 The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.24%, based on an annualization of the

Dividend Distributions*
3/1/18–8/31/18
	Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
March	3.62	3.15	3.73	3.70
April	3.62	3.15	3.73	3.70
May	3.69	3.22	3.80	3.77
June	3.69	3.22	3.80	3.77
July	3.69	3.22	3.80	3.77
August	3.69	3.22	3.80	3.77
Total	22.00	19.18	22.66	22.48

* The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.69 cent per share August dividend and the maximum offering price of $10.45 on August 31, 2018. An investor in the 2018 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 7.16% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

Puerto Rico and its municipal issuers continue to experience significant financial difficulties. We continue to monitor the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 70.

franklintempleton.com	Semiannual Report	17

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Portfolio Composition
8/31/18
% of Total Investments*
Utilities	19.33%
Refunded**	18.86%
Transportation	16.16%
Hospital & Health Care	14.12%
General Obligation	7.76%
Tax-Supported	6.06%
Other Revenue	5.54%
Corporate-Backed	4.21%
Subject to Government Appropriations	3.76%
Higher Education	2.21%
Housing	1.99%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

developments as they pursue resolutions. The Fund holds a very small portion of its assets in Puerto Rico bonds, which increased in price over the reporting period.

The Fund continued to seek high, current, tax-free income for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Performance Summary as of August 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+2.95%	-1.42%
1-Year	+1.52%	-2.82%
5-Year	+28.73%	+4.27%
10-Year	+60.28%	+4.37%

Advisor
6-Month	+2.98%	+2.98%
1-Year	+1.60%	+1.60%
5-Year	+29.34%	+5.28%
10-Year	+61.90%	+4.94%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	4.24%	7.16%	2.38%	4.02%
Advisor	4.50%	7.60%	2.59%	4.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 20 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	19

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/18	2/28/18	Change
A (FRHIX)	$10.01	$9.94	+$	0.07
C (FHYIX)	$10.21	$10.13	+$	0.08
R6 (FHYRX)	$10.06	$9.98	+$	0.08
Advisor (FHYVX)	$10.05	$9.98	+$	0.07

Distributions (3/1/18–8/31/18)

Share Class	Net Investment Income
A	$0.2200
C	$0.1918
R6	$0.2266
Advisor	$0.2248

Total Annual Operating Expenses6

Share Class
A	0.65%
Advisor	0.55%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/18.

4. Taxable equivalent distribution rate and yield assume the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,029.50	$3.33	$1,021.93	$3.31	0.65%
C	$1,000	$1,027.10	$6.13	$1,019.16	$6.11	1.20%
R6	$1,000	$1,031.00	$2.61	$1,022.63	$2.60	0.51%
Advisor	$1,000	$1,029.80	$2.81	$1,022.43	$2.80	0.55%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

franklintempleton.com	Semiannual Report	21

Franklin Massachusetts Tax-Free Income Fund

This semiannual report for Franklin Massachusetts Tax-Free Income Fund covers the period ended August 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Composition*
8/31/18
Ratings	% of Total Investments
AAA	11.19%
AA	54.30%
A	18.01%
BBB	1.41%
Refunded	15.09%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.47 on February 28, 2018, to $11.44 on August 31, 2018. The Fund’s Class A shares paid dividends totaling 17.16 cents per share for the reporting period.2 The Performance Summary beginning on page 24 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.85%, based on an annualization of the 2.84 cent per share August dividend and the maximum offering price of $11.95 on August 31, 2018. An investor in the 2018 maximum combined effective federal and Massachusetts personal income tax bracket of 45.90% (including 3.80%

Dividend Distributions*
3/1/18–8/31/18
	Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
March	2.88	2.34	2.98	2.97
April	2.88	2.34	2.98	2.97
May	2.88	2.34	2.98	2.97
June	2.84	2.30	2.96	2.93
July	2.84	2.30	2.96	2.93
August	2.84	2.30	2.96	2.93
Total	17.16	13.92	17.82	17.70

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Medicare tax) would need to earn a distribution rate of 5.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Commonwealth Update

Massachusetts’ economy continued to expand for the six months under review. This uptick was spurred by Massachusetts’ economic fundamentals and key anchors, which center on higher education, technology and health care. The commonwealth’s unemployment rate increased from 3.5% in February 2018 to 3.6% at period-end, and was lower than the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 97.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

3.9% national average.3 These positive economic developments supported home prices.

Portfolio Composition
8/31/18
% of Total Investments*
Higher Education	17.83%
Refunded**	16.54%
Transportation	16.01%
Hospital & Health Care	12.33%
Tax-Supported	11.50%
General Obligation	10.36%
Housing	7.26%
Utilities	6.01%
Other Revenue	2.16%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Massachusetts continued to operate with thin operating margins and has needed several rounds of mid-year budget adjustments over the past three years, despite a prolonged period of economic expansion and generally positive revenue trends. The commonwealth’s revenues for fiscal year (FY) 2018 (ended June 30, 2018) were above expectations, due to higher-than-expected business and income tax collections. The enacted FY 2019 budget is expected to provide tax relief to working families and small businesses as well as increased funding for local aid, education, mental health services, child and family welfare, substance abuse treatment, health and human services, transportation, workforce development and housing without raising taxes. The budget also included a projected deposit into the budget stabilization fund (BSF) and reduced reliance on one-time revenue sources.

Massachusetts’ debt levels ranked among the nation’s highest, with net tax-supported debt at 9.5% of personal income and $6,085 per capita, compared with the 2.3% and $987 national medians, respectively.4 Independent credit rating agency Moody’s Investors Service (Moody’s) rated Massachusetts general obligation debt at Aa1 with a stable outlook.5 The rating reflected Moody’s view of the commonwealth’s continually growing economy, close monitoring of expenditure and revenues, authority to make mid-year cuts and strong year-over-year revenue growth, which along with prudent planning has afforded the commonwealth an opportunity to build up reserves. According to Moody’s, the state’s challenges included protracted budget imbalance, reserves or liquidity that fall below adequate levels, and growth in leverage. The outlook reflected Moody’s expectations that the commonwealth should continue its trend of strong financial management, taking proactive measures to close budget gaps as they emerge.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 3 for more information.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Government – US: Medians – State debt continues slow growth trend, 4/24/18.

5. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Performance Summary as of August 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	+1.24%	-3.07%
1-Year	-0.15%	-4.36%
5-Year	+23.41%	+3.39%
10-Year	+43.27%	+3.21%

Advisor[3]
6-Month	+1.20%	+1.20%
1-Year	-0.06%	-0.06%
5-Year	+24.00%	+4.40%
10-Year	+44.55%	+3.75%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]
A	2.85%	5.27%	1.93%	3.57%
Advisor	3.07%	5.67%	2.13%	3.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/18	2/28/18	Change
A (FMISX)	$11.44	$11.47	-$0.03
C (FMAIX)	$11.57	$11.61	-$0.04
R6 (FKTMX)	$11.44	$11.48	-$0.04
Advisor (N/A)	$11.44	$11.48	-$0.04

Distributions (3/1/18–8/31/18)

Share Class	Net Investment Income
A	$0.1716
C	$0.1392
R6	$0.1782
Advisor	$0.1770

Total Annual Operating Expenses7

Share Class
A	0.67%
Advisor	0.57%

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +44.64% and +4.11%.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/18.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.90%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,012.40	$3.55	$1,021.68	$3.57	0.70%
C	$1,000	$1,008.60	$6.33	$1,018.90	$6.36	1.25%
R6	$1,000	$1,012.10	$2.84	$1,022.38	$2.85	0.56%
Advisor	$1,000	$1,012.00	$3.04	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

franklintempleton.com	Semiannual Report	27

Franklin New Jersey Tax-Free Income Fund

We are pleased to bring you Franklin New Jersey Tax-Free Income Fund’s semiannual report for the period ended August 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Composition*
8/31/18
Ratings	% of Total Investments
AAA	10.70%
AA	29.21%
A	40.59%
BBB	2.73%
Below Investment Grade	1.99%
Refunded	14.78%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.11 on February 28, 2018, to $11.13 on August 31, 2018. The Fund’s Class A shares paid dividends totaling 19.86 cents per share for the reporting period.2 The Performance Summary beginning on page 30 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.42%, based on an annualization of the

Dividend Distributions*
3/1/18–8/31/18
	Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
March	3.31	2.79	3.42	3.40
April	3.31	2.79	3.42	3.40
May	3.31	2.79	3.42	3.40
June	3.31	2.79	3.44	3.40
July	3.31	2.79	3.44	3.40
August	3.31	2.79	3.44	3.40
Total	19.86	16.74	20.58	20.40

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3.31 cent per share August dividend and the maximum offering price of $11.62 on August 31, 2018. An investor in the 2018 maximum combined effective federal and New Jersey personal income tax bracket of 49.77% (including 3.80% Medicare tax) would need to earn a distribution rate of 6.81% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

During the six months under review, New Jersey’s economy grew at a slower pace than the nation’s. The state’s unemployment rate declined from 4.6% in February 2018 to 4.2% at period-end, which was higher than the 3.9% national average.3 Despite a slight increase in homebuilding and higher

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 104.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

home prices, the housing market continued to be a challenge to the state as the foreclosure rate remained among the nation’s highest.

Portfolio Composition
8/31/18
% of Total Investments*
Refunded**	19.15%
Transportation	18.69%
Higher Education	17.39%
Subject to Government Appropriations	14.64%
Hospital & Health Care	14.47%
Utilities	7.00%
Housing	4.69%
Other Revenue	2.95%
General Obligation	1.02%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Through May 2018, the state’s revenue growth for fiscal year (FY) 2018 (ended June 30, 2018) was slightly ahead of the updated budget forecast due to strengthening income tax and sales tax collections. The enacted FY 2019 budget was larger than the previous year’s plan, and it included the largest pension contribution in the state’s history. The state also provided for increased funding for pre-K to K-12 education and mass-transit as well as tax credit to working poor and to child and dependent care. However, the budget involved increased taxes on some businesses and individuals.

New Jersey’s debt levels ranked among the nation’s highest, with net tax-supported debt at 7.0% of personal income and $4,281 per capita, compared with the 2.3% and $987 national medians, respectively.4 Independent credit rating agency Moody’s Investors Service assigned New Jersey’s general obligation debt rating of A3 with a stable outlook, based on its view of the state’s significant pension underfunding, large and rising long-term liabilities, structural budget imbalance, and weak fund balances.5 These challenges were somewhat offset by New Jersey’s diverse economy and high wealth levels, as well as the governor’s broad powers to reduce expenditures. The stable outlook reflected Moody’s expectation that the state’s current rating is well-positioned, aided by solid economic performance and the expectation that any FY 2018 budget gaps would remain manageable. However, in the longer term, Moody’s believes that the state’s budget could be challenged by growing pension contributions amid a low revenue growth environment.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 3 for more information.

Puerto Rico and its municipal issuers continue to experience significant financial difficulties. We continue to monitor the developments as they pursue resolutions. The Fund holds a very small portion of its assets in Puerto Rico bonds, which increased in price over the reporting period.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, State Government – US: Medians – State debt continues slow growth trend, 4/28/18.

5. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A
6-Month	+1.98%	-2.32%
1-Year	+1.16%	-3.17%
5-Year	+17.73%	+2.42%
10-Year	+40.37%	+3.00%

Advisor
6-Month	+2.03%	+2.03%
1-Year	+1.26%	+1.26%
5-Year	+18.29%	+3.42%
10-Year	+41.85%	+3.56%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.42%	6.81%	1.93%	3.84%
Advisor	3.66%	7.29%	2.12%	4.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 32 for Performance Summary footnotes.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	8/31/18	2/28/18	Change
A (FRNJX)	$11.13	$11.11	+$0.02
C (FNIIX)	$11.28	$11.26	+$0.02
R6 (FNJRX)	$11.14	$11.12	+$0.02
Advisor (FNJZX)	$11.14	$11.12	+$0.02

Distributions (3/1/18–8/31/18)

Share Class	Net Investment Income
A	$0.1986
C	$0.1674
R6	$0.2058
Advisor	$0.2040

Total Annual Operating Expenses6

Share Class
A	0.66%
Advisor	0.56%

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/18.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/18 for the maximum combined effective federal and New Jersey personal income tax rate of 49.77%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Ending Account Value 8/31/18	Expenses Paid During Period 3/1/18–8/31/18[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,019.80	$3.41	$1,021.83	$3.41	0.67%
C	$1,000	$1,016.80	$6.20	$1,019.06	$6.21	1.22%
R6	$1,000	$1,020.50	$2.70	$1,022.53	$2.70	0.53%
Advisor	$1,000	$1,020.30	$2.90	$1,022.33	$2.91	0.57%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Semiannual Report	33

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.94	$12.11	$12.50	$12.44	$12.21	$12.59

Income from investment operations[b]:

Net investment income[c]	0.16	0.31	0.31	0.31	0.32	0.34

Net realized and unrealized gains (losses)	(0.04)	(0.17)	(0.40)	0.06	0.23	(0.38)

Total from investment operations	0.12	0.14	(0.09)	0.37	0.55	(0.04)

Less distributions from net investment income	(0.16)	(0.31)	(0.30)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$11.90	$11.94	$12.11	$12.50	$12.44	$12.21

Total return[d]	1.00%	1.14%	(0.70)%	3.03%	4.58%	(0.29)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.66%	0.66%	0.66%	0.66%	0.68%	0.65%

Expenses net of waiver and payments by affiliates	0.56%[f]	0.65%	0.66%	0.66%	0.68%	0.65%

Net investment income	2.66%	2.56%	2.48%	2.54%	2.59%	2.81%

Supplemental data

Net assets, end of period (000’s)	$1,753,908	$1,850,075	$1,929,083	$2,017,642	$1,828,050	$1,747,118

Portfolio turnover rate	0.45%	10.72%	8.98%	6.62%	4.10%	9.30%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.98	$12.14	$12.53	$12.47	$12.24	$12.62

Income from investment operations[b]:

Net investment income[c]	0.13	0.25	0.24	0.25	0.25	0.27

Net realized and unrealized gains (losses)	(0.06)	(0.17)	(0.39)	0.05	0.24	(0.38)

Total from investment operations	0.07	0.08	(0.15)	0.30	0.49	(0.11)

Less distributions from net investment income	(0.12)	(0.24)	(0.24)	(0.24)	(0.26)	(0.27)

Net asset value, end of period	$11.93	$11.98	$12.14	$12.53	$12.47	$12.24

Total return[d]	0.63%	0.67%	(1.26)%	2.47%	4.00%	(0.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.21%	1.20%	1.21%	1.21%	1.23%	1.20%

Expenses net of waiver and payments by affiliates	1.11%[f]	1.19%	1.21%	1.21%	1.23%	1.20%

Net investment income	2.11%	2.02%	1.93%	1.99%	2.04%	2.26%

Supplemental data

Net assets, end of period (000’s)	$318,001	$358,228	$425,649	$469,355	$456,698	$453,176

Portfolio turnover rate	0.45%	10.72%	8.98%	6.62%	4.10%	9.30%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018[a]
Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.97	$12.28

Income from investment operations[b]:

Net investment income[c]	0.17	0.20

Net realized and unrealized gains (losses)	(0.04)	(0.32)

Total from investment operations	0.13	(0.12)

Less distributions from net investment income	(0.17)	(0.19)

Net asset value, end of period	$11.93	$11.97

Total return[d]	1.07%	(0.97)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates.	0.49%	0.49%

Expenses net of waiver and payments by affiliates	0.39%[f]	0.48%

Net investment income	2.83%	2.73%

Supplemental data

Net assets, end of period (000’s)	$444,274	$672,199

Portfolio turnover rate	0.45%	10.72%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.97	$12.13	$12.52	$12.47	$12.24	$12.61

Income from investment operations[b]:

Net investment income[c]	0.17	0.32	0.32	0.33	0.33	0.36

Net realized and unrealized gains (losses)	(0.06)	(0.16)	(0.39)	0.04	0.24	(0.38)

Total from investment operations	0.11	0.16	(0.07)	0.37	0.57	(0.02)

Less distributions from net investment income	(0.16)	(0.32)	(0.32)	(0.32)	(0.34)	(0.35)

Net asset value, end of period	$11.92	$11.97	$12.13	$12.52	$12.47	$12.24

Total return[d]	0.96%	1.32%	(0.61)%	3.05%	4.67%	(0.11)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.56%	0.56%	0.56%	0.56%	0.58%	0.55%

Expenses net of waiver and payments by affiliates	0.46%[f]	0.55%	0.56%	0.56%	0.58%	0.55%

Net investment income	2.76%	2.66%	2.58%	2.64%	2.69%	2.91%

Supplemental data

Net assets, end of period (000’s)	$1,166,277	$1,196,627	$1,986,241	$2,019,784	$2,285,627	$1,798,459

Portfolio turnover rate	0.45%	10.72%	8.98%	6.62%	4.10%	9.30%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2018 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

		Principal Amount	Value
	Municipal Bonds 98.8%
	Alabama 2.9%
	Alabama State Public School and College Authority Revenue,
	Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$7,922,515
	Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	28,584,500
	Chatom IDB Gulf Opportunity Zone Revenue,
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,736,354
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,727,481
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,732,925
a	East Alabama Health Care Authority Health Care Facilities Revenue,
	Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	10,000,000	10,000,000
	Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	13,500,000	13,500,000
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
	Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,561,962
	Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,613,600
	Shelby County Board of Education Revenue,
	Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,588,677
	Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,897,513
	Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,395,808
	Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,316,225

			105,577,560

	Alaska 0.1%
	Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	3,762,858

	Arizona 5.2%
	Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
	5.00%, 2/01/27	6,000,000	6,417,720
	Arizona School Facilities Board COP,
	Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,000,000
	Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	16,711,336
	Arizona State COP,
	Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,849,671
	Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,362,400
	Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	42,374,987
	Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,593,638
	Arizona Transportation Board Highway Revenue,
	Refunding, 5.00%, 7/01/29	10,920,000	12,453,823
	Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,422,400
	Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,420,950
	Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29	2,500,000	2,914,425
	Phoenix Civic Improvement Corp. Airport Revenue,
	junior lien, Refunding, Series D, 5.00%, 7/01/30	10,000,000	11,649,300
	junior lien, Series A, 5.00%, 7/01/19	1,900,000	1,952,364
	junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,374,932
	junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,447,548
	Pima County Regional Transportation Authority Excise Tax Revenue,
	Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,817,332
	Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,069,459
	Pima County Sewer System Revenue,
	Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,548,098
	Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,886,640
	Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,009,520

38	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	$2,580,000	$3,017,413
Refunding, 5.00%, 7/01/27	2,000,000	2,334,960
Refunding, 5.00%, 7/01/28	3,325,000	3,856,867
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,069,860

		191,555,643

Arkansas 0.2%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,524,250

California 11.1%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	7,630,560
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,371,450
California Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	501,560
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,013,100
Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,268,880
Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	13,935,870
California State GO,
Refunding, 5.00%, 8/01/21	55,000	55,149
Various Purpose, 5.50%, 4/01/21	20,000,000	20,464,400
Various Purpose, 5.25%, 10/01/23	25,050,000	27,795,981
Various Purpose, 5.25%, 10/01/24	9,780,000	10,842,793
Various Purpose, 5.25%, 10/01/25	5,000,000	5,538,600
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,577,700
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,034,000
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	29,418,500
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,645,300
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,140,580
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,659,667
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,944,581
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,321,240
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,317,430
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/18	5,605,000	5,620,918
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,409,300
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,631,305
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,021,880
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,219,800
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	1,995,254
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,654,834
Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,283,960
El Dorado Irrigation District COP,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/22	2,610,000	2,694,694
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/23	2,860,000	2,959,213
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,167,023
Refunding, 5.00%, 8/01/25	4,765,000	5,187,608

franklintempleton.com	Semiannual Report	39

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	$11,025,000	$12,446,233
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	9,761,908
Power System, Series B, 5.25%, 7/01/24	16,870,000	17,397,356
Power System, Series B, Pre-Refunded, 5.25%, 7/01/24	130,000	134,009
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,503,064
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,697,946
Power System, Series C, 5.00%, 7/01/34	4,080,000	4,819,174
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,249,324
Los Angeles USD,
GO, Election of 2005, Series F, 5.00%, 7/01/22.	5,675,000	5,837,986
GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	9,587,440
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,562,782
Series B, 5.00%, 7/01/21	7,545,000	7,774,972
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,031,903
Refunding, Series A, 5.00%, 8/01/35	11,000,000	12,428,570
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	23,972,011
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,076,880
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,552,025
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%, 1/01/23	8,000,000	8,099,280

		408,255,993

Colorado 1.0%
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,694,450
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,833,610
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,734,348
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	885,000	891,593
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,561,000

		37,715,001

Connecticut 1.4%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,418,287
Series E, 5.00%, 8/15/26	18,585,000	20,334,592
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/28	10,000,000	10,902,100
University of Connecticut GO,
Series A, 5.00%, 3/15/30	3,075,000	3,416,571
Series A, 5.00%, 3/15/31	5,025,000	5,562,022

		52,633,572

District of Columbia 0.3%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	5,867,200
Series B, 5.00%, 7/01/32	5,750,000	6,727,672

		12,594,872

40	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida 7.7%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	$6,000,000	$6,715,440
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,071,350
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,320,345
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	13,877,358
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,357,800
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	12,655,094
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,774,605
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,599,220
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	1,455,000	1,667,532
Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,861,948
Refunding, Series A, 5.00%, 10/01/31	17,435,000	20,504,257
Series A, 5.00%, 10/01/29	1,205,000	1,370,169
Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,758,674
Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,178,348
Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,454,067
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,853,286
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	6,933,286
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	4,946,796
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,308,150
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,250,527
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,196,994
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 2/01/23	12,115,000	12,284,610
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,483,145
5.00%, 7/01/25	3,000,000	3,307,380
5.00%, 7/01/26	4,000,000	4,405,200
5.00%, 7/01/27	4,000,000	4,400,600
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	16,882,350
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,147,050
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,260,193
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,781,334
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,346,300
Series A, 5.00%, 10/01/30	6,535,000	7,725,612
Series A, 5.00%, 10/01/31	4,540,000	5,343,171
Series A, 5.00%, 10/01/32	4,325,000	5,078,761
Series A, 5.00%, 10/01/33	1,755,000	2,053,210
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,352,600
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,530,913
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,638,800
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	18,903,676
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,408,950

franklintempleton.com	Semiannual Report	41

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	$2,500,000	$2,650,875
Refunding, 4.00%, 9/01/31	1,635,000	1,727,737
Sarasota County Utility System Revenue,
Refunding, Series B, 4.00%, 10/01/35	1,000,000	1,047,230
Refunding, Series B, 4.00%, 10/01/36	2,000,000	2,089,000
Refunding, Series B, 4.00%, 10/01/37	2,670,000	2,783,368
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, Refunding, 4.00%, 8/15/33	6,000,000	6,191,340
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32	5,000,000	5,311,750

		282,790,401

Georgia 1.9%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	7,907,760
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,755,911
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	5,993,259
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	2,875,000	2,981,030
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	3,100,000	3,213,956
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	5,918,196
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,364,656
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,330,494
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,008,240
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,481,544
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/27	1,750,000	2,012,168
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/28	2,100,000	2,402,799
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/29	2,000,000	2,278,800
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/30	1,000,000	1,134,630
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,398,600

		71,182,043

Hawaii 0.8%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	28,588,250

Illinois 1.6%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,440,497
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,578,066
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,631,153
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,035,946
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,040,400
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,186,241
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,543,140

42	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	$600,000	$663,780

		59,119,223

Kansas 0.3%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,182,720

Kentucky 1.0%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	6,364,980
Kentucky State Property and Buildings Commission Revenue, Project No. 119, BAM Insured, 5.00%, 5/01/32	2,000,000	2,279,080
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,009,881
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/27	2,000,000	2,367,500
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,538,350
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22	1,000,000	1,026,810
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,651,070
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,174,300
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,132,940

		38,544,911

Louisiana 1.7%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,586,950
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,731,800
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	3,988,740
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,309,979
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	11,793
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	5,897
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	17,690
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,142,150
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,272,880
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,400,134
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,546,032
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,119,863
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	1,966,144
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	1,966,160
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,658,448
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,239,020
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,500,700
New Orleans Aviation Board Revenue, Restructuring GARB, Series A-1, Assured Guaranty, Pre- Refunded, 6.00%, 1/01/23	2,000,000	2,028,700
Parishwide School District GO, Parish of Orleans, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,000,000

		62,493,080

franklintempleton.com	Semiannual Report	43

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Maryland 2.0%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	$7,495,000	$8,673,214
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,543,662
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	6,858,480
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,197,201
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,664,620
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,166,310
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,414,722
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,411,615
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,737,178
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,537,404
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,070,350
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,348,763
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,607,400
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	9,803,368
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,494,847

		74,529,134

Massachusetts 3.1%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,216,700
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,674,200
Refunding, Series A, 5.00%, 7/01/29	6,000,000	6,906,840
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,213,309
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	7,767,340
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	6,640,920
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	12,708,965
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,565,069
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	10,977,428
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	16,414,742
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	11,815,610
Senior Series 3, 5.00%, 11/01/32	5,000,000	5,878,350

		115,779,473

Michigan 2.1%
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,133,234
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,294,877
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,628,919
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,282,400
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24.	5,000,000	5,583,750
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,831,810
Michigan State GO, School Loan, Series A, Pre-Refunded, 5.25%, 11/01/22	10,000,000	10,058,400

44	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	$5,100,000	$5,367,954
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,137,535
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,444,912
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24.	8,000,000	8,832,800
Michigan State Strategic Fund Limited Obligation Revenue,
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/15/22	4,000,000	4,016,920
Michigan House of Representatives Facilities, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/15/23	1,000,000	1,004,230
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/18	3,195,000	3,216,151
General, Refunding, Series A, 5.00%, 11/15/19	3,905,000	4,057,568
General, Refunding, Series A, 5.00%, 11/15/20	3,935,000	4,076,385
General, Series A, ETM, 5.00%, 11/15/18	1,070,000	1,077,083
General, Series A, ETM, 5.00%, 11/15/19	1,305,000	1,355,047
General, Series A, Pre-Refunded, 5.00%, 11/15/20	1,320,000	1,370,622

		78,770,597

Minnesota 0.6%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/21	4,165,000	4,356,590
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/22	5,570,000	5,820,539
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%, 2/15/23	5,000,000	5,258,050
University of Minnesota GO, Refunding, Series B, 5.00%, 12/01/33	6,755,000	7,981,235

		23,416,414

Missouri 0.4%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,693,788
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,058,720
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,532,301

		13,284,809

Nevada 1.3%
Clark County Airport System Revenue,
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,135,700
sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	15,405,900
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	4,600,000	4,701,430
Clark County Water Reclamation District GO,
Series A, Pre-Refunded, 5.25%, 7/01/21	3,435,000	3,536,917
Series A, Pre-Refunded, 5.25%, 7/01/22	3,120,000	3,212,570
Series B, Pre-Refunded, 5.25%, 7/01/21	3,430,000	3,531,768
Series B, Pre-Refunded, 5.25%, 7/01/22	3,615,000	3,722,257
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,724,120

		45,970,662

New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	8,560,594

franklintempleton.com	Semiannual Report	45

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey 6.5%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	$5,220,000	$5,818,943
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,101,270
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,363,876
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,921,355
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,459,550
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	10,570,900
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	22,299,367
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,035,567
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,237,280
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/22	10,000,000	10,279,200
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/23	17,945,000	18,446,024
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,417,250
Kean University Issue, Series A, Pre-Refunded, 5.00%, 9/01/21	6,000,000	6,198,120
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,601,350
Series A, 5.375%, 6/01/24	3,715,000	3,785,139
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,667,405
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,777,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,856,622
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,611,417
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/20	3,460,000	3,498,579
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/21	20,000,000	20,223,000
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,611,450
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,144,220
Series L, 5.00%, 5/01/27	5,270,000	5,909,515

		237,834,399

New York 9.7%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,884,064
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,832,800
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/22	14,840,000	15,180,281
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,509,700
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,715,250
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,714,767
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	3,984,995
Transportation, Series C, 5.75%, 11/15/18	3,345,000	3,372,396
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,677,970
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,138,200
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,576,898
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	8,890,800

46	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	$6,860,000	$7,775,741
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,318,580
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,528,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,636,850
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	11,681,500
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,060,450
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	4,721,913
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23	11,500,000	12,605,150
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	13,695,332
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24	7,620,000	8,347,329
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	9,937,642
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,671,550
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/29	10,000,000	11,353,100
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	350,000	361,648
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,035,000	4,182,842
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	615,000	637,202
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/23	7,915,000	9,134,939
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,293,772
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,733,530
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,154,200
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,274,677
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	11,498,600
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,707,700
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	12,630,840
New York State Thruway Authority General Revenue, Series I, 5.00%, 1/01/26	10,000,000	10,902,100
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	9,759,486
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,787,885
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,237,100
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	1,655,000	1,672,841
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	10,730,600

		356,511,820

franklintempleton.com	Semiannual Report	47

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
North Carolina 0.8%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	$5,000,000	$5,692,900
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	11,674,800
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 5.00%, 1/01/21	10,000,000	10,714,900
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	500,000	507,205
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,784,465

		30,374,270

Ohio 6.6%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,819,089
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,336,744
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,085,342
Cincinnati GO,
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24	1,270,000	1,410,919
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25	2,000,000	2,221,920
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27	2,000,000	2,221,920
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28	2,350,000	2,610,756
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,414,250
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,410,900
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,750,000
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,200,000
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,471,660
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,808,518
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/24	2,500,000	2,851,150
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,400,000	2,733,288
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/26	4,000,000	4,546,960
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/27	5,000,000	5,673,100
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/28	3,000,000	3,397,530
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,321,800
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,650,585
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,648,365
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,755,888
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,142,290
Ohio State GO,
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,351,555
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,625,030
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/26	11,000,000	12,692,460
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/27	5,000,000	5,769,300

48	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State GO, (continued)
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre- Refunded, 5.00%, 5/01/28	$9,100,000	$10,500,126
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series T, 5.00%, 5/01/32	5,000,000	5,856,900
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	11,300,300
Ohio State Water Development Authority Revenue, Fresh Water, Series A, 5.00%, 12/01/30	5,875,000	6,830,569
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31	10,000,000	11,762,300
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,254,106
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,570,459
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,806,854
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,036,610
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,491,120
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,882,203
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,217,485
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,342,435
University of Cincinnati General Receipts Revenue,
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	12,285,471
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,143,518

		243,201,775

Oregon 1.5%
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 6/15/32	3,725,000	4,355,531
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Pre-Refunded, 7.375%, 1/01/23	2,000,000	2,037,160
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,179,600
senior lien, Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,463,200
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,031,650
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	5,978,116
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,619,650
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,717,600
5.00%, 6/15/28	5,000,000	5,697,300
5.00%, 6/15/29	7,500,000	8,519,925

		56,599,732

Pennsylvania 4.9%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19	9,000,000	9,202,680
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	7,897,275
Allegheny County Sanitary Authority Sewer Revenue, Refunding, AGMC Insured, 4.00%, 12/01/32	2,250,000	2,371,028
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,342,034
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,565,769
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,022,265
Series A, 5.25%, 12/15/26	5,835,000	6,546,812
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	14,894,935

franklintempleton.com	Semiannual Report	49

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue,
The Trustees of the University of Pennsylvania, Refunding, Series A, 4.00%, 8/15/31	$3,775,000	$4,034,531
University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	5,895,000	6,165,698
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	33,511,465
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,461,450
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,922,900
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	6,070,000	6,219,929
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30	4,000,000	4,736,920
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,300,400
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,618,380
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	17,810,000	18,375,467
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/22	2,190,000	2,261,131
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.00%, 4/01/22	7,065,000	7,243,744
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,128,800
Refunding, Series B, 5.00%, 11/01/31	5,750,000	6,669,483
Series A, Pre-Refunded, 5.00%, 1/01/20	1,210,000	1,223,492
Series A, Pre-Refunded, 5.25%, 1/01/21	3,655,000	3,698,677
Series A, Pre-Refunded, 5.25%, 1/01/22	2,330,000	2,357,844

		180,773,109

South Carolina 1.5%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,826,699
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,971,130
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,100,296
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,240,300
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,126,057
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,909,780
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Improvement, Pre-Refunded, 5.375%, 8/01/22	6,000,000	6,198,840
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	14,311,543
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	14,837,222

		53,521,867

Tennessee 1.0%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	17,483,491
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,624,650
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,885,966
Refunding, 5.00%, 7/01/27	1,800,000	2,023,200
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,529,537

		36,546,844

50	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas 10.0%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	$4,835,000	$5,374,441
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,442,880
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,583,150
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	12,428,320
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,169,882
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,771,965
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	2,940,100
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,172,540
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,692,200
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,384,172
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,294,288
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,868,500
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,550,680
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,403,612
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,293,400
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,318,180
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,318,180
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	2,924,225
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	2,913,000
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	4,037,149
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,437,256
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	3,763,110
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,190,930
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,736,650
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,410,173
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,464,760
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,442,625
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	13,083,240
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,241,550
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,530,413
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,030,351
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,914,417
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	31,788,720
Refunding, 5.00%, 2/01/27	10,415,000	12,081,088

franklintempleton.com	Semiannual Report	51

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas (continued)
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	$1,500,000	$1,709,010
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,496,120
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,260,820
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,128,320
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A, 5.00%, 10/15/31	12,585,000	14,819,718
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,553,000
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	22,932,600
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	22,932,600
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	5,107,660
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	273,539
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%, 7/01/27	10,000,000	11,474,900
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	6,867,665
Refunding, 5.00%, 2/15/25	13,780,000	15,158,827

		367,710,926

Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,604,080
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,621,810

		19,225,890

Virginia 4.4%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	6,050,000	6,709,147
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,553,895
Refunding, 5.00%, 11/01/24	95,000	104,714
Refunding, 5.00%, 11/01/25	90,000	99,068
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,518,600
Upper Occoquan Sewage Authority Regional Sewerage System Revenue, Refunding, Series B, 4.00%, 7/01/35	6,165,000	6,529,968
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	13,018,346
Refunding, Series B, 5.00%, 8/01/20	13,450,000	14,278,520
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	13,080,000	15,030,228
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	8,622,900
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	12,060,000	13,124,295
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,194,078
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	9,695,675
School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,105,407

52	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	$5,825,000	$6,854,336
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,036,111
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	30,247,734

		162,723,022

Washington 3.9%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,612,050
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	3,968,230
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,441,725
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,381,224
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,377,684
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,179,110
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,490,878
Refunding, Series B, 5.00%, 7/01/29	2,600,000	2,972,788
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,022,606
Refunding, 5.00%, 5/01/25	5,500,000	6,305,145
Refunding, 5.00%, 5/01/26	2,995,000	3,424,872
Refunding, 5.00%, 5/01/27	3,150,000	3,591,346
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/19	6,805,000	6,899,998
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,317,380
Improvement and Refunding, Series C, 4.00%, 9/01/34	10,300,000	10,939,218
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,152,760
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,205,646
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,516,400
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,466,136
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	33,753,472
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,399,599
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	11,604,800
Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25	13,955,000	15,379,666

		142,402,733

Wisconsin 0.5%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,257,590
Refunding, Series 2, 5.00%, 7/01/31	5,000,000	5,871,500
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,813,825

		16,942,915

U.S. Territories 0.1%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, ETM, 5.50%, 12/01/18	1,540,000	1,554,738
Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,072,262

		2,627,000

Total Municipal Bonds before Short Term Investments (Cost $3,540,676 ,336)		3,636,828,362

franklintempleton.com	Semiannual Report	53

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

		Principal Amount	Value

	Short Term Investments 0.3%
	Municipal Bonds 0.3%
	Florida 0.3%
b	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.53%, 9/01/28	$10,150,000	$10,150,000

	Michigan 0.0%†
b	University of Michigan Revenue, Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 1.39%, 4/01/38	1,600,000	1,600,000

	New York 0.0%†
b	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.47%, 11/01/36	260,000	260,000

	Total Short Term Investments (Cost $12,010,000)		12,010,000

	Total Investments (Cost $3,552,686,336) 99.1%		3,648,838,362
	Other Assets, less Liabilities 0.9%		33,621,382

	Net Assets 100.0%		$3,682,459,744

See Abbreviations on page 131.

†Rounds to less than 0.1% of net assets.

aThe maturity date shown represents the mandatory put date.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Limited-Term Tax-Free Income Fund

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.29	$10.37	$10.45	$10.47	$10.51	$10.56

Income from investment operations[b]:

Net investment income[c]	0.06	0.09	0.09	0.10	0.11	0.13

Net realized and unrealized gains (losses)	(—)[d]	(0.09)	(0.09)	(0.03)	(0.05)	(0.05)

Total from investment operations	0.06	—	—	0.07	0.06	0.08

Less distributions from net investment income	(0.06)	(0.08)	(0.08)	(0.09)	(0.10)	(0.13)

Net asset value, end of period	$10.29	$10.29	$10.37	$10.45	$10.47	$10.51

Total return[e]	0.63%	0.01%	0.04%	0.70%	0.60%	0.76%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.74%	0.71%	0.70%	0.69%	0.70%	0.84%

Expenses net of waiver and payments by affiliates	0.56%[g]	0.63%	0.63%	0.63%	0.62%	0.60%

Net investment income	1.21%	0.84%	0.83%	0.95%	1.05%	1.25%

Supplemental data

Net assets, end of period (000’s)	$651,825	$687,197	$810,811	$886,784	$890,556	$977,274

Portfolio turnover rate	39.27%	40.13%	18.54%	22.58%	19.64%	20.20%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.28	$10.37

Income from investment operations[b]:

Net investment income[c]	0.07	0.07

Net realized and unrealized gains (losses)	(—)[d]	(0.10)

Total from investment operations	0.07	(0.03)

Less distributions from net investment income	(0.07)	(0.06)

Net asset value, end of period	$10.28	$10.28

Total return[e]	0.72%	(0.32)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.56%	0.54%

Expenses net of waiver and payments by affiliates	0.37%[g]	0.44%

Net investment income	1.40%	1.03%

Supplemental data

Net assets, end of period (000’s)	$55,831	$51,656

Portfolio turnover rate	39.27%	40.13%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.29	$10.37	$10.44	$10.46	$10.50	$10.55

Income from investment operations[b]:

Net investment income[c]	0.07	0.10	0.10	0.11	0.12	0.15

Net realized and unrealized gains (losses)	(0.01)	(0.08)	(0.07)	(0.02)	(0.04)	(0.06)

Total from investment operations	0.06	0.02	0.03	0.09	0.08	0.09

Less distributions from net investment income	(0.07)	(0.10)	(0.10)	(0.11)	(0.12)	(0.14)

Net asset value, end of period	$10.28	$10.29	$10.37	$10.44	$10.46	$10.50

Total return[d]	0.60%	0.16%	0.28%	0.86%	0.75%	0.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.59%	0.56%	0.55%	0.54%	0.55%	0.69%

Expenses net of waiver and payments by affiliates	0.41%[f]	0.48%	0.48%	0.48%	0.47%	0.45%

Net investment income	1.36%	0.99%	0.98%	1.10%	1.20%	1.40%

Supplemental data

Net assets, end of period (000’s)	$258,535	$247,708	$296,298	$239,537	$231,428	$183,518

Portfolio turnover rate	39.27%	40.13%	18.54%	22.58%	19.64%	20.20%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2018 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund
		Shares	Value
	Management Investment Companies (Cost $1,827,562) 0.2%
	Financials 0.2%
a	Franklin Liberty Municipal Bond ETF	75,000	$1,824,000

		Principal Amount
	Municipal Bonds 88.3%
	Alabama 0.6%
b	East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series A, Pre-Refunded, 5.25%, 9/01/18	$1,000,000	1,000,000
b	Mobile IDBR,
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 1.625%, 10/02/18	2,500,000	2,499,650
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,224,800

			5,724,450

	Arkansas 0.5%
	Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	5,013,071

	California 6.2%
b	California Health Facilities Financing Authority Revenue,
	Providence St. Joseph Health, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	12,834,281
	St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,332,050
	St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,362,027
b	California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, Series A, 1.40%, 2/01/19	10,000,000	9,967,300
b	California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D, 2.625%, 12/01/23	3,000,000	3,021,180
	California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage Insured, 3.00%, 7/01/27	3,500,000	3,539,970
	Coachella Valley USD, GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,359,659
	Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 3.00%, 8/01/19	3,210,000	3,259,241
	Mount San Antonio Community College District GO, BAN, zero cpn., 4/01/22	10,000,000	9,294,000
	Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,803,150
b	Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put, Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,225,008

			59,997,866

	Colorado 0.6%
	Colorado State HFA, MFHR, Loan Program, Pass Through, Crisman Apartments Project, Series II, FHA Insured, 0.90%, 3/01/19	2,000,000	1,993,000
	Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	2,826,908
	Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,118,891

			5,938,799

	Connecticut 2.7%
	Connecticut State Health and Educational Facilities Authority Revenue,
	[b] Yale University Issue, Mandatory Put, Refunding, Series A-1, 1.00%, 7/01/19	6,000,000	5,969,220
	[b] Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	9,937,500
	[b] Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21	3,000,000	2,992,200
	Yale University Issue, Refunding, Series A, 2.05%, 7/01/35	7,500,000	7,520,625

			26,419,545

58	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Florida 2.4%
	Escambia county PCR, Gulf Power Co. Project, Refunding, 2.60%, 6/01/23	$5,000,000	$5,002,100
	Florida State Department of General Services Division Facilities Management Revenue, Facilities Pool, Refunding, Series A, 5.00%, 9/01/21	7,710,000	8,422,404
	Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series A, 5.00%, 10/01/25	1,000,000	1,168,180
	Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,468,499
b	Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, Mandatory Put, 1.75%, 11/01/19	2,000,000	1,994,080
	Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,423,800

			23,479,063

	Georgia 4.4%
	Clarke County School District GO,
	Sales Tax, 3.00%, 9/01/18	2,650,000	2,650,000
	Sales Tax, 5.00%, 9/01/19	2,750,000	2,839,705
b	Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put, Series A, 1.875%, 10/01/19	2,500,000	2,493,000
	Georgia State GO, Series C, 5.00%, 7/01/20	6,200,000	6,566,606
	Georgia State Municipal Gas Authority Revenue, Gas Portfolio IV Project, Refunding, Series A, 5.00%, 10/01/19	9,500,000	9,822,335
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Series A, 3.00%, 7/01/23	11,000,000	11,461,890
b	Monroe County Development Authority PCR,
	Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,185,487
	Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19	3,750,000	3,713,250

			42,732,273

	Hawaii 1.2%
	Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,177,600

	Illinois 1.3%
	Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	1,000,000	1,005,890
b	Illinois State Educational Facilities Authority Revenue, Adjustable Rate, University of Chicago, Mandatory Put, 1.65%, 2/01/19	10,000,000	9,994,300
	Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,480,251

			12,480,441

	Iowa 1.0%
	Des Moines Independent Community School District Revenue, Polk and Warren Counties, School Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	9,240,573

	Kansas 0.9%
	Dodge City GO, Temporary Notes, Series 1, 1.50%, 10/01/19	2,750,000	2,735,398
c	Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN, 1.795%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,710,830

			8,446,228

	Kentucky 0.9%
b	Louisville/Jefferson County Metro Government Environmental Facilities Revenue, Louisville Gas and Electric Co. Project, Mandatory Put, Series A, 1.25%, 6/03/19	2,000,000	1,989,980
b	Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put, Series A, 2.20%, 8/01/19	7,000,000	7,011,200

			9,001,180

	Louisiana 1.6%
	Louisiana State GO, Series A, 4.00%, 5/15/31	15,225,000	15,913,779

franklintempleton.com	Semiannual Report	59

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Maryland 5.8%
	Maryland CDA Department of Housing and Community Development Housing Revenue, FHA Risk-Sharing Insured Pass-Through, Series A, FHA Insured, 1.35%, 6/01/19	$3,860,000	$3,844,020
	Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	7,669,425
	Maryland State GO,
	State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,208,400
	State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,335,163
	State and Local Facilities Loan of 2014, Refunding, First Series C, 5.00%, 8/01/19	5,700,000	5,873,964
	Washington Suburban Sanitary District GO,
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/28	5,500,000	5,994,835
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/30	5,500,000	5,994,835
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/31	5,500,000	5,994,835

			55,915,477

	Massachusetts 1.6%
	Massachusetts Development Finance Agency Revenue,
	Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19	7,000,000	6,991,320
	[b] Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	5,000,000	5,677,700
	[b] Williams College Issue, Mandatory Put, Series N, 1.45%, 7/01/21	3,000,000	2,955,720

			15,624,740

	Michigan 2.4%
	Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	10,000,000	10,283,900
	Michigan State Finance Authority Revenue, State Aid Notes, Series A-1, 4.00%, 8/20/19	13,000,000	13,248,690

			23,532,590

	Minnesota 3.6%
	Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	645,301
	Duluth ISD No. 709 COP, Refunding, Series A, 3.00%, 2/01/19	2,125,000	2,135,136
	Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/24	6,065,000	6,925,927
	Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,342,448
b	Minneapolis MFHR, Albright Townhomes Project, Mandatory Put, 2.00%, 6/01/19	2,000,000	2,001,300
	Minnesota State GO,
	State Trunk Highway, Refunding, Series E, 4.00%, 10/01/20	3,835,000	4,010,605
	Various Purpose, Series A, 5.00%, 8/01/22	9,175,000	10,214,986
	Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 5.00%, 3/01/19	210,000	213,484
	Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,361,000

			34,850,187

	Mississippi 0.5%
b	Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, 1.35%, 9/01/20	5,000,000	4,912,000

	Nevada 3.5%
	Clark County School District GO,
	Building, Limited Tax, Refunding, Series C, 5.00%, 6/15/22	5,000,000	5,525,750
	Refunding, Series D, 5.00%, 6/15/20	20,000,000	21,089,000

60	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Nevada (continued)
	Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	$7,000,000	$7,495,600

			34,110,350

	New Jersey 0.7%
	Jersey City GO, General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%, 8/01/19	1,330,000	1,356,627
	New Jersey State Housing and Mortgage Finance Agency MF Conduit Revenue, Garden Spires Project, Series A, 2.02%, 8/01/21	4,310,000	4,306,767
	Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,159,335

			6,822,729

	New Mexico 1.0%
b	Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series A, 1.875%, 4/01/20	9,000,000	8,945,370
	Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured, 3.50%, 4/01/19	1,000,000	1,008,880

			9,954,250

	New York 9.1%
b	Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development Corp. Project, Mandatory Put, Refunding, SubSeries C, 2.00%, 11/01/21	4,750,000	4,712,522
	Freeport GO, Nassau County, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	1,942,944
	New York City GO,
	Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,417,620
	Fiscal 2017, Series B, SubSeries B-1, 4.00%, 12/01/18	10,000,000	10,059,600
	Fiscal 2019, Refunding, Series A, 5.00%, 8/01/22	5,000,000	5,556,750
	New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,353,550
	New York State Energy Research and Development Authority PCR,
	New York State Electric and Gas Corp. Project, Refunding, Series D, 3.50%, 10/01/29	3,000,000	3,010,890
	[b] Rochester Gas and Electric Corp. Project, Series A, Mandatory Put, 3.00%, 7/01/25	10,000,000	10,036,600
	New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA Secured, 1.50%, 5/01/21	10,000,000	9,912,200
	New York State Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%, 5/01/19	15,000,000	15,322,950
	Suffolk County GO,
	Refunding, Series D, 4.00%, 10/15/19	3,835,000	3,932,486
	Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,461,851
	Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	4,860,609

			87,580,572

	North Carolina 1.3%
	Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,506,450
	North Carolina State University at Raleigh Revenue,
	General, The Board of Governors of the University of North Carolina, Refunding, Series A, 5.00%, 10/01/27	1,500,000	1,808,085
	General, The Board of Governors of the University of North Carolina, Refunding, Series B, 5.00%, 10/01/26	3,000,000	3,574,110

			12,888,645

	North Dakota 0.5%
	West Fargo GO, Cass County, Temporary, Refunding and Improvement, 2.15%, 5/01/21	5,000,000	5,004,150

franklintempleton.com	Semiannual Report	61

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio 4.5%
	American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	$7,000,000	$7,310,730
	Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,121,920
	Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	7,947,677
b	Franklin County Hospital Facilities Revenue, OhioHealth Corp., Mandatory Put, Refunding, Series B, 4.00%, 11/01/18	3,995,000	4,008,463
	Lucas County Hospital Revenue, Promedica Healthcare Obligated Group, Refunding, Series A, 6.50%, 11/15/37	10,000,000	11,405,500
	Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,038,750
	Ohio State Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/28	7,000,000	8,437,310

			43,270,350

	Oklahoma 0.9%
	Oklahoma County Finance Authority Educational Facilities Lease Revenue,
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/19	510,000	527,355
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/20	1,350,000	1,429,529
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/22	1,000,000	1,101,910
	Tulsa County Industrial Authority Educational Facilities Lease Revenue,
	Owasso Public Schools Project, 5.00%, 9/01/21	2,010,000	2,183,483
	Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,661,370
	Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,317,502

			8,221,149

	Oregon 1.2%
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series A, 5.00%, 11/15/22	5,000,000	5,609,050
	Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27	2,785,000	3,248,981
	Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/25	2,000,000	2,346,640

			11,204,671

	Pennsylvania 3.0%
b	Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%, 9/01/22	10,000,000	9,788,000
	Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,430,900
	Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37	7,895,000	8,964,851

			29,183,751

	South Carolina 1.1%
	Patriots Energy Group Financing Agency Gas supply Revenue, Sub-Series A, 4.00%, 10/01/48	10,000,000	10,632,500

	Tennessee 3.8%
	Memphis GO,
	General Improvement, Refunding, 5.00%, 6/01/24	6,915,000	7,969,399
	General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,496,741
	General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	9,035,015
	Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, 5.00%, 1/01/23	9,625,000	10,823,120

			36,324,275

	Texas 11.2%
	Clifton Higher Education Finance Corp. Revenue,
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,450,136
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,109,700
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,415,200

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	Comal ISD,
	GO, School Building, PSF Guarantee, 5.00%, 2/01/21	$2,280,000	$2,448,173
	GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,472,683
	Cypress-Fairbanks ISD,
	GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	7,320,000	8,060,198
	[b] GO, Harris County, School Building, Series A-1, PSF Guarantee, Mandatory Put, 2.125%, 8/16/21	7,000,000	6,994,960
	Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding, Series A, 5.00%, 10/01/26	5,000,000	5,819,700
	Houston Utility Systems Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/26	1,000,000	1,184,170
	Lewisville ISD, GO, School Building, PSF Guarantee, 3.00%, 8/15/20	5,070,000	5,192,542
	Lubbock GO, Refunding, 5.00%, 2/15/25	5,150,000	5,968,335
	Northside ISD,
	GO, Refunding, PSF Guarantee, 2.00%, 8/15/19	3,925,000	3,938,188
	GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,192,034
	San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	16,006,118
	Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,007,023
	Texas State GO,
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, SubSeries B-3, 5.00%, 8/01/24	4,750,000	5,482,688
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, SubSeries B-3, 5.00%, 8/01/25	2,000,000	2,341,540
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, SubSeries B-3, 5.00%, 8/01/26	2,000,000	2,370,800
	Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	5,029,836
b	Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding,
	Series B, 4.00%, 10/01/21	3,000,000	3,172,380
	University of Texas System Revenue,
	Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,360,600
	Financing System, Refunding, Series A, 5.00%, 8/15/22	6,315,000	7,040,215

			108,057,219

	Utah 0.1%
	South Valley Water Reclamation Facility Sewer Revenue, AGMC Insured, 5.00%, 2/15/23	1,225,000	1,373,323

	Virginia 0.1%
	Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,408,526

	Washington 6.9%
	Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	5,000,000	5,668,900
	King and Pierce Counties School District No. 408 Auburn GO,
	5.00%, 12/01/27	1,700,000	2,040,833
	5.00%, 12/01/28	3,300,000	3,937,659
	Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%, 12/01/20	7,250,000	7,596,695
	Snohomish County School District No. 15 Edmonds GO,
	4.00%, 12/01/19	5,245,000	5,395,426
	5.00%, 12/01/20	4,630,000	4,963,082
	5.00%, 12/01/21	5,020,000	5,511,458
	Snoqualmie Valley School District No. 410 GO,
	King County, Improvement and Refunding, 4.00%, 12/01/18	2,740,000	2,756,139
	King County, Improvement and Refunding, 4.00%, 12/01/19	3,815,000	3,924,910
	King County, Improvement and Refunding, 5.00%, 12/01/20	4,880,000	5,227,700
	King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,696,155

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Washington (continued)
	Spokane County School District No. 354 Mead GO,
	4.00%, 12/01/32	$1,150,000	$1,231,592
	5.00%, 12/01/33	1,500,000	1,762,935
	Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	8,938,858
	Washington State GO, Motor Vehicle Fuel Tax, Refunding, Series R-2015D, 5.00%, 7/01/28	3,985,000	4,566,611

			66,218,953

	Wisconsin 0.2%
	Fond Du Lac GO,
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	700,000	701,617
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	997,940

			1,699,557

	Wyoming 1.0%
	Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
	2.125%, 12/15/18	565,000	565,158
	5.00%, 12/15/18	8,645,000	8,665,316

			9,230,474

	Total Municipal Bonds (Cost $855,373,208)		853,585,306

	Total Investments before Short Term Investments (Cost $857,200,770)		855,409,306

	Short Term Investments 11.5%
	Municipal Bonds 11.5%
	Colorado 1.1%
d	Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.43%, 12/01/29	10,050,000	10,050,000

	Florida 4.9%
d	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.53%, 9/01/28	42,950,000	42,950,000
	Tallahassee Consolidated Utility Systems Revenue, Refunding, 5.00%, 10/01/18	4,680,000	4,691,793

			47,641,793

	Hawaii 0.2%
	Honolulu City and County GO, Series B, 4.00%, 10/01/18	1,920,000	1,923,437

	Idaho 1.1%
	Idaho State GO, TAN, 4.00%, 6/28/19	10,000,000	10,174,100

	Michigan 0.6%
d	Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village Project, LOC Comerica Bank, Daily VRDN and Put, 1.48%, 12/01/33	6,050,000	6,050,000

	North Carolina 0.6%
d	The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.43%, 1/15/38	6,000,000	6,000,000

	Ohio 0.4%
d	Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series C, LOC MUFG UNION BANK NA, Daily VRDN and Put, 1.56%, 6/01/34	4,015,000	4,015,000

64	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Pennsylvania 2.0%
d	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.62%, 12/01/28	$6,470,000	$6,470,000
d	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Refunding, Series A-2, Weekly VRDN and Put, 2.26%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,009,360
	Refunding, Series B, Weekly VRDN and Put, 2.71%, (MUNIPSA + 1.15%), 12/01/19	5,000,000	5,042,550
d,e	University of Pittsburgh - of the Commonwealth System of Higher Education Revenue, Pitt Asset Notes, Higher Education, Weekly VRDN and Put, 1.80%, 9/15/21	5,000,000	5,001,250

			19,523,160

	Wisconsin 0.6%
	Muskego Revenue, Waukesha County, Note Anticipation Notes, Series A, 2.50%, 9/01/18	5,750,000	5,750,000

	Total Short Term Investments (Cost $111,099,220)		111,127,490

	Total Investments (Cost $968,299,990) 100.0%		966,536,796
	Other Assets, less Liabilities (0.0)%†		(345,388)

	Net Assets 100.0%		$966,191,408

See Abbreviations on page 131.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in affiliated management investment companies.

bThe maturity date shown represents the mandatory put date.

cThe coupon rate shown represents the rate at period end.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

eSecurity purchased on a delayed delivery basis. See Note 1(b).

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	65

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin High Yield Tax-Free Income Fund

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.94	$10.25	$10.57	$10.68	$10.15	$10.98

Income from investment operations[b]:

Net investment income[c]	0.22	0.43	0.46	0.45	0.46	0.47

Net realized and unrealized gains (losses)	0.07	(0.30)	(0.33)	(0.11)	0.54	(0.84)

Total from investment operations	0.29	0.13	0.13	0.34	1.00	(0.37)

Less distributions from net investment income .	(0.22)	(0.44)	(0.45)	(0.45)	(0.47)	(0.46)

Net asset value, end of period	$10.01	$9.94	$10.25	$10.57	$10.68	$10.15

Total return[d]	2.95%	1.30%	1.21%	3.30%	9.99%	(3.20)%

Ratios to average net assets[e]

Expenses.	0.65%[f]	0.66%	0.64%	0.67%	0.65%	0.63%

Net investment income	4.33%	4.22%	4.36%	4.32%	4.39%	4.64%

Supplemental data

Net assets, end of period (000’s)	$4,506,773	$4,608,917	$5,030,901	$5,117,876	$5,244,428	$5,014,941

Portfolio turnover rate	1.79%	6.98%	12.26%	11.81%	8.29%	17.08%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.13	$10.44	$10.76	$10.86	$10.31	$11.14

Income from investment operations[b]:

Net investment income[c]	0.19	0.38	0.41	0.40	0.41	0.42

Net realized and unrealized gains (losses)	0.08	(0.30)	(0.34)	(0.11)	0.55	(0.85)

Total from investment operations	0.27	0.08	0.07	0.29	0.96	(0.43)

Less distributions from net investment income	(0.19)	(0.39)	(0.39)	(0.39)	(0.41)	(0.40)

Net asset value, end of period	$10.21	$10.13	$10.44	$10.76	$10.86	$10.31

Total return[d]	2.71%	0.71%	0.62%	2.78%	9.43%	(3.77)%

Ratios to average net assets[e]

Expenses	1.20%[f]	1.21%	1.19%	1.22%	1.20%	1.18%

Net investment income	3.78%	3.67%	3.81%	3.77%	3.84%	4.09%

Supplemental data

Net assets, end of period (000’s)	$804,705	$870,227	$1,025,186	$1,062,643	$1,100,883	$1,042,823

Portfolio turnover rate	1.79%	6.98%	12.26%	11.81%	8.29%	17.08%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018[a]
Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.98	$10.31

Income from investment operations[b]:

Net investment income[c]	0.23	0.27

Net realized and unrealized gains (losses)	0.08	(0.34)

Total from investment operations	0.31	(0.07)

Less distributions from net investment income	(0.23)	(0.26)

Net asset value, end of period	$10.06	$9.98

Total return[d]	3.10%	(0.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.51%	0.52%

Expenses net of waiver and payments by affiliates	0.51%[f]	0.51%

Net investment income	4.47%	4.37%

Supplemental data

Net assets, end of period (000’s)	$151,169	$152,255

Portfolio turnover rate	1.79%	6.98%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.98	$10.30	$10.61	$10.72	$10.18	$11.02

Income from investment operations[b]:

Net investment income[c]	0.22	0.44	0.47	0.46	0.47	0.49

Net realized and unrealized gains (losses)	0.07	(0.31)	(0.32)	(0.11)	0.55	(0.86)

Total from investment operations	0.29	0.13	0.15	0.35	1.02	(0.37)

Less distributions from net investment income	(0.22)	(0.45)	(0.46)	(0.46)	(0.48)	(0.47)

Net asset value, end of period	$10.05	$9.98	$10.30	$10.61	$10.72	$10.18

Total return[d]	2.98%	1.29%	1.39%	3.39%	10.16%	(3.19)%

Ratios to average net assets[e]

Expenses	0.55%[f]	0.56%	0.54%	0.57%	0.55%	0.53%

Net investment income	4.43%	4.32%	4.46%	4.42%	4.49%	4.74%

Supplemental data

Net assets, end of period (000’s)	$1,104,457	$1,070,254	$1,898,648	$2,167,363	$2,194,757	$1,737,090

Portfolio turnover rate	1.79%	6.98%	12.26%	11.81%	8.29%	17.08%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	69

FRANKLIN  TAX-FREE  TRUST

Statement of Investments, August 31, 2018 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value
Common Stocks and Other Equity Interests (Cost $—) 0.0%
Consumer Discretionary 0.0%
[a,b,c] 1155 Island Avenue LLC, LP	9,185,585	$—

	Principal Amount
Municipal Bonds 98.1%
Alabama 2.6%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	$6,000,000	6,507,660
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,593,300
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,501,214
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	7,593,856
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	9,874,758
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	11,814,543
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	13,499,500
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	14,404,950
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	10,395,420
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	5,121,000
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	3,891,634
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39.	75,000,000	64,900,500
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	5,697,120
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,185,670
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,564,340

		172,545,465

Arizona 1.7%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,674,500
La Paz County IDA Education Facility Lease Revenue,
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/38	1,000,000	1,073,920
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/48	1,000,000	1,064,220
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	20,627,800
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,008,150
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,341,778
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,893,340
5.50%, 12/01/29	11,105,000	13,417,838
Tempe IDAR,
Mirabella at ASU Project, Series A, 6.00%, 10/01/37	1,200,000	1,322,484
Mirabella at ASU Project, Series A, 6.125%, 10/01/47	1,400,000	1,550,276
Mirabella at ASU Project, Series A, 6.125%, 10/01/52	1,400,000	1,543,738
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	250,000	258,733
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,036,960
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,558,500
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,579,610

		107,951,847

70	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California 21.3%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	$30,750,000	$11,938,380
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,690,000	3,725,904
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,734,484
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	9,610,000	9,612,595
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,285,800
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,483,040
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	11,446,905
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,540,000
California State GO,
Various Purpose, 6.00%, 4/01/38	18,565,000	19,024,855
Various Purpose, 5.25%, 11/01/40	47,000,000	50,443,220
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	10,160,000	10,431,272
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	73,712,100
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	63,219,600
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,908,200
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,514,970
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,437,160
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,395,700
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	25,524,345
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	10,791,800
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,349,980
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre- Refunded, 6.00%, 11/01/29	7,365,000	7,747,464
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre- Refunded, 6.00%, 11/01/34	17,560,000	18,471,891
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,537,890
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,262,687
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,230,250
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	7,881,035
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,105,130
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,239,010
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,200,316
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,958,381
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,985,000
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,952,410
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,943,760
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,055,126
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,921,860

franklintempleton.com	Semiannual Report	71

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	$10,000,000	$9,026,500
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	6,675,509
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,531,506
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,697,831
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	8,876,500
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	55,529,990
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34.	36,625,000	38,926,881
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	37,974,149
Series B, 7.00%, 11/01/34	20,000,000	28,365,400
Series C, 6.50%, 11/01/39	20,000,000	28,091,800
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,175,287
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,084,635
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	818,338
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	775,850
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	2,029,250
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,340,240
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	3,072,410
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,925,900
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,579,430
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,720,020
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,355,900
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,655,850
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	29,808,192
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	22,706,017
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	2,450,250
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	4,610,300
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29 ..	10,000,000	10,189,900
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	35,665,322
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	35,756,635
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24.	52,700,000	47,403,650
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25.	45,200,000	39,484,008
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26.	131,900,000	111,240,503
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27.	139,100,000	112,931,117
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,896,000
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,295,750

72	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	$10,000,000	$11,155,100
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,332,000
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	44,634,000
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,173,100
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,750,000
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	5,607,300
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series C, zero cpn., 6/01/56	60,000,000	4,971,000
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,051,767
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,515,173
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	8,818,500

		1,397,687,280

Colorado 3.7%
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38	600,000	625,860
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47	1,200,000	1,240,740
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	540,703
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,248,914
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	14,000,000	15,032,780
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%, 5/15/47	4,250,000	4,610,655
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	20,400,000
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,095,400
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,035,680
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,688,296
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	4,975,100
Refunding, Series A, 4.00%, 12/01/36	5,000,000	4,967,750
E-470 Public Highway Authority Revenue,
Current Interest, Senior, Series C, 5.375%, 9/01/26	5,000,000	5,329,450
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,700,550
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,716,900
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,327,814
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,087,100
Leyden Rock Metropolitan District No. 10 GO,
Refunding and Improvement, Series A, 4.375%, 12/01/33	750,000	754,643
Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,282,900
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,094,470

franklintempleton.com	Semiannual Report	73

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	$2,465,000	$2,837,955
6.25%, 11/15/28	12,500,000	15,546,750
6.50%, 11/15/38	80,100,000	110,256,849
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,169,501
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%, 12/01/46	1,500,000	1,535,610
Southglenn Metropolitan District Special Revenue,
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	3,470,000	3,597,557
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	828,662
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,269,384
Southlands Metropolitan District No. 1 GO,
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/37	500,000	537,475
Aurora, Arapahoe County, Refunding, Series A-1, 5.00%, 12/01/47	1,000,000	1,065,410
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/37	200,000	214,990
Aurora, Arapahoe County, Refunding, Series A-2, 5.00%, 12/01/47	325,000	346,258
[d] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 12/01/10	3,000,000	2,400,000

		245,362,106

Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,552,714
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	4,823,492
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	5,877,410
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	13,838,110

		26,091,726

District of Columbia 3.0%
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,621,035
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,261,261
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,138,195
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,241,863
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,965,000	5,454,052
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	6,148,780
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,571,870
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,526,861
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	990,163
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	16,380,000	18,511,202
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	31,039,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	75,528,287
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel Project, senior lien, Series A, 5.00%, 10/01/40	10,000,000	10,505,800

		193,539,119

74	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Florida 6.1%
	Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	$6,500,000	$6,701,305
	Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	890,000	890,979
	Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding, 6.00%, 7/01/45	5,250,000	5,666,273
	Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc. Project ACCD Investments, Refunding, 5.00%, 7/01/46	3,250,000	3,314,838
	Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	495,000	496,074
	Collier County Educational Facilities Authority Revenue,
	Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,960,295
	Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,918,480
	Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,043,517
	Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	8,270,553
[e]	Florida Development Finance Corp. Surface Transportation Facility Revenue, Brightline Passenger Rail Project-South Segment, Mandatory Put, 5.625%, 1/01/28	5,000,000	5,224,450
	Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	5,894,800
	Florida State Mid-Bay Bridge Authority Revenue, first senior lien, Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,277,710
	Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	38,210,000	38,672,341
	Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,210,000	2,214,354
	Indigo CDD Capital Improvement Revenue,
	Refunding, Series A, 7.00%, 5/01/31	665,000	665,499
	[f] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
	Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	23,563,136
	Lakeland Retirement Community Revenue,
	first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	385,000	389,512
	first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,241,144
	first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,268,360
	Martin County Health Facilities Authority Hospital Revenue,
	Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,091,954
	Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	7,869,675
	Miami World Center CDD Special Assessment,
	5.125%, 11/01/39	2,000,000	2,092,840
	5.25%, 11/01/49	2,500,000	2,643,475
	Miami-Dade County Aviation Revenue,
	Miami International Airport, Refunding, Series A, 5.00%, 10/01/38	30,000,000	32,934,900
	Miami International Airport, Series A, Pre-Refunded, 5.50%, 10/01/41	20,850,000	22,425,217
	Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,035,122
	Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	46,524,768
	Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	7,682,750
	Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,797,793
	North Sumter County Utility Dependent District Utility Revenue,
	sub. bond, 6.00%, 10/01/30	3,780,000	4,078,922
	sub. bond, 6.25%, 10/01/43	6,865,000	7,436,717

franklintempleton.com	Semiannual Report	75

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Northern Palm Beach County ID Special Assessment,
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	$2,700,000	$2,820,447
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	791,888
	Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,147,090
	Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,266,040
	Orange County Health Facilities Authority Revenue,
	Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,300,000	5,761,736
	Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,814,700
	Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement- Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,096,405
	Pelican Marsh CDD Special Assessment Revenue,
	Refunding, 4.875%, 5/01/22	625,000	626,581
	Refunding, 5.375%, 5/01/31	1,295,000	1,307,937
	Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,021,700
[f]	Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,298,400
	River Place St. Lucie CDD Special Assessment Revenue,
	Series A, 7.625%, 5/01/21	600,000	521,022
	Series A, 7.625%, 5/01/30	1,590,000	1,238,992
	Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,330,000	6,330,000
	Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,700,000	3,712,358
	Village CDD No. 9 Special Assessment Revenue,
	6.75%, 5/01/31	6,920,000	7,638,850
	7.00%, 5/01/41	6,135,000	6,931,078
	Refunding, 5.00%, 5/01/22	780,000	812,167
	Refunding, 5.25%, 5/01/31	1,895,000	2,023,879
	Refunding, 5.50%, 5/01/42	1,890,000	2,030,654
	Village CDD No. 10 Special Assessment Revenue,
	5.75%, 5/01/31	1,800,000	2,036,556
	5.00%, 5/01/32	5,445,000	5,947,465
	5.125%, 5/01/43	8,400,000	9,227,148
	6.00%, 5/01/44	7,700,000	8,822,506
	Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	310,000	311,243

			402,680,283

	Georgia 1.9%
	Atlanta Water and Wastewater Revenue,
	Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,600,000	11,002,482
	Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	31,575,900
	Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,400,000	20,197,922
f	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
	Forsyth County Hospital Authority Revenue,
	Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	780,000	782,675
	Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	9,702,560
	Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	17,000,000	18,721,420
	Main Street Natural Gas Inc. Revenue,
	Gas Project, Series A, 5.50%, 9/15/25	5,000,000	5,828,050
	Gas Project, Series A, 5.50%, 9/15/27	4,000,000	4,743,960
	Gas Project, Series A, 5.50%, 9/15/28	10,000,000	11,902,800
	Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,350,350

76	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	$4,865,000	$5,108,493

		126,916,627

Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,766,700
Hawaiian Electric Co. Inc. and Subsidiary Projects, Refunding, Series B, 4.00%, 3/01/37	5,000,000	5,079,200

		12,845,900

Idaho 0.5%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 4.00%, 3/01/38	3,730,000	3,782,220
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	12,601,000
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,556,734

		30,939,954

Illinois 4.9%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	8,975,340
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%, 11/01/40	3,570,000	3,846,389
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,019
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,416,655
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,981,870
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,111,136
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,715,880
5.00%, 12/01/44	10,000,000	10,945,100
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,385,746
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project—Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	2,984,713
Illinois Charter Schools Project—Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	3,999,337
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	3,000,000	3,027,360
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	3,075,000	3,077,214
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	1,667,280
Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	2,719,288
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	2,746,990
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,013,210
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,514,220
Mercy Health System Corp., Refunding, 5.00%, 12/01/40	11,980,000	13,044,303
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,439,050
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,584,550
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,153,636
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,196,007
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	2,060,617
Roosevelt University Project, Refunding, 6.50%, 4/01/39	12,000,000	12,371,400
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,646,558
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,054,413

franklintempleton.com	Semiannual Report	77

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	$10,000,000	$10,088,500
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,274,821
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	9,572,800
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,189,500
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,451,600
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	15,677,108
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,814,311
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured, zero cpn., 6/15/45	18,100,000	5,555,252
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	4,662,500
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	6,875,000	8,293,175
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	27,368,895

		318,631,743

Indiana 0.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,036,400
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,384,000
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,416,000
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,617,100
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,341,875
Indiana State Municipal Power Agency Revenue, Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,057,400
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.85%, 4/01/19	5,000,000	5,109,100

		56,961,875

Iowa 0.7%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,894,080
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	36,183,405

		48,077,485

Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,401,936
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	146,349
Wyandotte County/Kansas City Unified Government Revenue, Kansas Community ID Sales Tax, Legends Apartments Garage and West Lawn Project, 4.50%, 6/01/40	2,000,000	2,026,000

		8,574,285

Kentucky 1.3%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.00%, 6/01/45	8,950,000	9,549,650
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	19,787,785

78	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	$10,000,000	$9,433,300
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	4,715,900
Louisville/Jefferson County Metro Government Revenue,
College Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	430,000	441,864
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 5.625%, 5/01/29	5,125,000	5,357,726
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 6.125%, 5/01/39	5,000,000	5,249,600
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,631,565
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,265,280
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,571,900

		84,004,570

Louisiana 1.5%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,031,270
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,746,280
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,705,920
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	10,410,300
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,155,540
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	7,961,634
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,589,950
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,430,060
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	70,760
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	10,981,900
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	4,081,347
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,299,984
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,758,356
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,076,580

		95,299,881

Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,582,222
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,864,800
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,799,760

		20,246,782

Maryland 0.4%
Baltimore Special Obligation Revenue,
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,291,200
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,592,700
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,920,000	7,180,469
Maryland State EDC, EDR, Transportation Facilities Project, Series A, Pre-Refunded, 5.75%, 6/01/35	13,070,000	13,977,450
Maryland State Health and Higher Educational Facilities Authority Revenue, Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,123,330

		28,165,149

franklintempleton.com	Semiannual Report	79

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Massachusetts 1.2%
	Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	$715,000	$766,888
	Massachusetts Development Finance Agency Revenue,
	North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28	2,250,000	2,599,987
	North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33	2,000,000	2,400,900
	North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43	4,125,000	5,000,036
e	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put, Pre-Refunded, 5.75%, 5/01/19	3,700,000	3,800,640
	Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,393,668
	Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,039,811
	Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	43,969,800

			76,971,730

	Michigan 4.9%
	Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	18,827,349
	Detroit Sewage Disposal System Revenue,
	second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	5,820,600
	second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,033
	Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,008,360
	Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,615,000	5,152,232
	Grand Rapids EDC,
	EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/37	600,000	631,476
	EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/47	1,390,000	1,452,216
	EDR, Beacon Hill at Eastgate Project, Refunding, Series A, 5.00%, 11/01/52	1,185,000	1,233,502
	Michigan Finance Authority Revenue,
	Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,138,840
	Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,530,543
	Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	5,050,000	5,573,988
	Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,670,023
	Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	82,169
	Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/39	7,600,000	8,141,652
	Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/44	10,000,000	10,658,600
	Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,743,000
	Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,111,500
	Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,324,990
	Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,499,500
	Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,173,040
	Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	9,944,550
	Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	10,932,100
	Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,954,400

80	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Michigan (continued)
	Michigan Hospital Finance Authority Revenue,
	MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	$4,065,000	$4,198,860
	Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,147,296
	Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,269,657
	Michigan State Building Authority Revenue,
	Facilities Program, Refunding, Series I, 6.00%, 10/15/38	175,000	175,835
	Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,927,300
	Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	5,825,000	5,854,475
	Michigan Tobacco Settlement Finance Authority Revenue,
	First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	10,497,000
	Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,511,775
	Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,023,550
	Royal Oak Hospital Finance Authority Hospital Revenue,
	William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	10,320,000	11,275,426
	William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	20,000,000
	William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	34,372,267

			319,873,104

	Minnesota 0.4%
g	Apple Valley Senior Housing Revenue, PHS Apple Valley Senior Housing Inc. Orchard Path Project, 5.00%, 9/01/58	6,000,000	6,199,560
	Minneapolis Health Care System Revenue,
	Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,109,560
	Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,313,750
	Minneapolis Senior Housing and Healthcare Revenue,
	Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,897,860
	Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,000,770

			27,521,500

	Mississippi 1.2%
	Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	21,305,345
	Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	40,000,000	42,853,200
	Warren County Gulf Opportunity Zone Revenue,
	International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	10,020,700
	International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,433,230

			81,612,475

	Missouri 0.7%
	Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%, 3/01/33	5,140,000	5,815,293
	Kirkwood IDA Retirement Community Revenue,
	Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,065,260
	Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,707,585
	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	11,154,220
	St. Louis Airport Revenue,
	Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,248,220
	Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,113,220
	St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	7,000,000	7,787,010

franklintempleton.com	Semiannual Report	81

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%, 3/01/37	$4,150,000	$4,669,207

		44,560,015

Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,394,625

Nevada 0.8%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,303,936
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,015,989
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,195,000	1,271,623
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,455,000	2,541,809
Director of the State of Nevada Department of Business and Industry Charter School Lease Revenue,
Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,030,670
Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,535,715
Director of the State of Nevada Department of Business and Industry Environmental Improvement Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	12,660,377
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	9,763,560
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	720,000	718,020
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,085,000	1,061,141
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,140,000	1,093,363
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,735,178
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,439,700
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,581,321
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,797,989
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,123,353
Las Vegas Special ID No. 813 Special Assessment, Local Improvement, Summerlin Village 26, 4.00%, 6/01/33	635,000	615,677
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	7,613,475
Reno Sales Tax Revenue, Capital Appreciation, ReTRAC-Reno Transportation Rail Access Corridor Project, Subordinate, Refunding, Series C, zero cpn., 7/01/58	20,000,000	2,238,000

		53,140,896

New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,237,850

New Jersey 4.0%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,248,000
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,357,800
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	5,000,000	5,282,300
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,756,809
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	4,894,253

82	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	$7,465,000	$7,560,179
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,396,078
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,536,501
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,096,387
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,702,250
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	9,841,330
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	18,297,015
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	36,064,549
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	19,534,644
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,232,200
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	11,500,000	12,564,900
Senior, Refunding, Series A, 5.25%, 6/01/46	15,000,000	16,781,700
Subordinate, Refunding, Series B, 5.00%, 6/01/46	25,000,000	26,998,750

		265,145,645

New Mexico 2.2%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	61,896,440
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	19,673,463
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	57,115,474
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,200,500

		143,885,877

New York 4.9%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	12,863,625
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	402,608
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	602,792
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,673,835
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	17,058,060
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,777,000
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,051,200
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,017
Series F, 7.50%, 2/01/21	5,000	5,023
Series G, 7.50%, 2/01/22	5,000	5,023
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,780,200
New York City IDA,
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.65%, 10/01/28	14,130,000	14,260,702
IDR, Brooklyn Navy Yard Cogeneration Partners, 5.75%, 10/01/36	18,205,000	18,373,396
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	2,145,000	2,145,021
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	11,024,200
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,414,455

franklintempleton.com	Semiannual Report	83

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	$65,000,000	$80,475,850
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.125%, 12/01/29	16,000,000	16,174,880
Non-State Supported Debt, Orange Regional Medical Center, Pre-Refunded, 6.25%, 12/01/37	30,000,000	30,336,600
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	45,101,893
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate, Series A, zero cpn., 8/15/45	61,000,000	10,304,120
TSASC Inc. Revenue, Tobacco Settlement, Refunding, Senior Series A, 5.00%, 6/01/41	4,000,000	4,319,880

		322,155,380

North Carolina 0.7%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,365,065
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,200,200
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project, 5.00%, 12/31/37	3,100,000	3,352,433
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,302,150
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,962,171
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,052,860
Vidant Health, Refunding, 5.00%, 6/01/45	5,000,000	5,459,050
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,827,168
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,224,614
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41	2,120,000	2,222,354
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46	3,160,000	3,301,694

		45,269,759

North Dakota 0.1%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,822,680
University of Mary Project, 5.20%, 4/15/46	5,430,000	5,432,335

		8,255,015

Ohio 2.1%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	12,500,000	13,410,000
Butler County Hospital Facilities Revenue,
UC Health, Pre-Refunded, 5.50%, 11/01/40	6,680,000	7,197,166
UC Health, Pre-Refunded, 5.50%, 11/01/40	3,320,000	3,580,686
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,846,286
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,625,875
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue,
Playhouse Square Foundation Project, Refunding, 5.25%, 12/01/38	700,000	765,485
Playhouse Square Foundation Project, Refunding, 5.50%, 12/01/43	700,000	776,279
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement, 5.00%, 6/15/43	10,000,000	10,430,400
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,487,973
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,767,625

84	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	$6,000,000	$6,466,080
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,773,812
School Improvement, Refunding, 6.875%, 12/01/34	470,000	493,909
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,289,550
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%, 1/15/46	6,000,000	6,482,280
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	34,222,300
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,044,000
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,031,260
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,388,140
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,058,120

		138,137,226

Oklahoma 0.3%
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village Student Housing Project, Series A, 5.00%, 8/01/47	10,000,000	9,855,100
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,382,163
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,777,100

		17,014,363

Oregon 0.4%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,199,380
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,879,555
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,166,600
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	815,000	879,263
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,089,590
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,072,990
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,347,225
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,155,920
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	3,045,000	3,223,071

		26,013,594

Pennsylvania 1.8%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,390,993
Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,304,920
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,604,295
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,831,450
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,227,083
Chester County IDA Special Obligation Revenue,
Woodlands at Greystone Project, 5.00%, 3/01/38	525,000	536,539
Woodlands at Greystone Project, 5.125%, 3/01/48	1,000,000	1,023,000
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,781,080
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	495,000	496,218

franklintempleton.com	Semiannual Report	85

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
g	Franklin County IDAR,
	Menno-Haven Inc. Project, 5.00%, 12/01/53	$1,900,000	$1,950,369
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/38	1,000,000	1,040,540
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/43	1,200,000	1,242,672
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/48	1,300,000	1,341,938
	Lancaster County Hospital Authority Revenue,
	Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,092,990
	Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,099,120
e	Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Mandatory Put, 5.00%, 9/01/20	25,000,000	25,169,000
	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	15,341,600
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	19,000,330
	Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,110,700
	Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,611,200
	Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding, Series A, 5.00%, 7/01/49	3,000,000	3,172,980

			120,369,017

	Rhode Island 0.3%
	Rhode Island State Health and Educational Building Corp. Revenue,
	Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,646,457
	Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,503,728
	Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	5,000,000	5,350,400

			22,500,585

	South Carolina 1.1%
	South Carolina Jobs EDA Residential Care Facilities Revenue,
	South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	2,000,000	2,074,740
	South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,806,578
	South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,731,700
	South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	56,135,859

			70,748,877

	South Dakota 0.2%
	Sioux Falls Health Facilities Revenue,
	Dow Rummel Village Project, 5.00%, 11/01/42	3,000,000	3,072,450
	Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,287,760

			14,360,210

	Tennessee 1.4%
	Johnson City Health and Educational Facilities Board Hospital Revenue,
	Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	14,086,682
	Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	13,494,446
	Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	12,844,224
	Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	12,226,731

86	Semiannual Report	franklintempleton.com

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/47	$5,000,000	$5,409,550
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,323,500
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,725,155
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	20,000,000	22,108,400

		89,218,688

Texas 8.7%
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,534,600
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,576,740
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,194,900
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,099,927
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,111,122
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,472,270
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,715,175
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,651,881
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	26,709,986
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,106,307
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,692,760
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	52,854,000
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,407,373
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	18,263,100
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	2,038,452
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,286,510
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,657,656
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/27	1,605,000	1,651,320
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/32	1,550,000	1,579,218
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/37	2,000,000	2,002,860
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,465,600
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,113,283
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	10,000,000	10,549,200
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,600,120
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,300,210
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	13,684,140
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,765,700
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,102,050

franklintempleton.com	Semiannual Report	87

FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	$10,000,000	$10,544,500
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,373,513
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,028,260
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,872,925
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%, 10/01/31	7,000,000	7,219,870
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%, 1/01/43	4,350,000	4,810,143
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/42	3,000,000	3,169,080
Longhorn Village Project, Refunding, 5.00%, 1/01/47	5,000,000	5,263,850
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,068,093
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,264,574
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,410,400
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26	160,000	161,624
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51	5,110,000	5,301,983
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	6,420,000	6,802,825
CHF - Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,791,410
CHF - Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,316,920
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	26,632,500
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,350,000	2,382,195
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,150,000	10,298,697
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,099,500
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,224,175
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	29,914,000
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	10,931,300
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,569,600
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,210,300
Red River Education Financing Corp. Higher Education Revenue, Houston Baptist University Project, Refunding, 5.50%, 10/01/46	4,250,000	4,726,212
Red River Health Facilities Development Corp. First Mortgage Revenue,
[f] Eden Home Project, 7.25%, 12/15/42	11,000,000	6,847,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,567,830
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,054,200
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,092,520
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,658,450
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,784,075
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,013,000
5.00%, 12/15/31	24,500,000	26,421,780
5.00%, 12/15/32	10,000,000	10,771,900

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FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	Texas State Transportation Commission Turnpike System Revenue,
	first tier, Refunding, Series A, 5.00%, 8/15/41	$5,000,000	$5,373,150
	second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,204,363
	Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,414,965

			571,778,642

	Virginia 1.2%
	Henrico County EDA Residential Care Facilities Revenue,
	LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	813,226
	LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,319,680
	Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
	11/01/43	17,575,000	19,233,025
	Peninsula Town Center CDA Special Obligation Revenue, Refunding, 5.00%, 9/01/45	2,300,000	2,436,574
	Virginia Small Business Financing Authority Revenue,
	Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,162,553
	Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	38,725,138
	Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living,
	Series C, 5.00%, 6/01/52	6,000,000	6,273,600

			76,963,796

	Washington 2.0%
	FYI Properties Lease Revenue,
	Washington State District Project, 5.50%, 6/01/34	11,935,000	12,227,885
	Washington State District Project, 5.50%, 6/01/39	16,250,000	16,637,888
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
	5.50%, 9/01/42	3,150,000	3,219,993
	Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	5,475,000	6,582,483
	Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,627,302
	Washington Health Care Facilities Authority Revenue,
	Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	8,862,440
	Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,758,825
	Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,510,704
	Washington State Economic Development Finance Authority Environmental Facilities Revenue,
	[f] Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	2,660,000
	[f] Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	8,998,500
	Columbia Pulp I LLC Project, Series A, 7.50%, 1/01/32	5,000,000	5,733,000
e	Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	25,000,000	25,158,000
	Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
	Pre-Refunded, 5.625%, 10/01/40	5,235,000	5,447,750
	Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,164,000

			132,588,770

	West Virginia 0.2%
	Kanawha County Commission Student Housing Revenue, The West Virginia State University Foundation Project, 6.75%, 7/01/45	6,650,000	7,057,845
	West Virginia Hospital Finance Authority Revenue, Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,496,950

			12,554,795

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STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin 1.3%
PFA Education Revenue,
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	$2,805,000	$2,979,471
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,585,670
PFA Limited Obligation Grant Revenue, American Dream at Meadowlands Project, Series A, 6.75%,
8/01/31	10,000,000	11,055,700
PFA Limited Obligation PILOT Revenue, American Dream at Meadowlands Project, 6.75%, 12/01/42	10,000,000	11,497,900
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	673,431
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,916,082
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,277,750
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,559,235
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/40	1,000,000	1,048,370
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,174,960
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,184,050
Wisconsin Health and Educational Facilities Authority Senior Living Revenue,
Covenant Communities Inc. Project, Third Tier, Series C, 7.00%, 7/01/43	1,000,000	991,720
Covenant Communities Inc. Project, Third Tier, Series C, 7.50%, 7/01/53	1,750,000	1,751,452
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	11,000,000	11,406,340
Wisconsin State General Fund Annual Appropriation Revenue, Series A, Pre-Refunded, 6.00%,
5/01/33	15,000,000	15,432,300
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,259,126

		86,793,557

Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,675,065
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,935,435
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	636,144
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,692,048

		13,938,692

U.S. Territories 4.1%
Guam 1.1%
Government of Guam GO,
Series A, 6.00%, 11/15/19	3,480,000	3,551,966
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,599,200
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	15,942,900
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,403,364
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	4,033,376
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,844,419
Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,275,200
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,234,580
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,397,500
Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,751,300

		75,033,805

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FRANKLIN  TAX-FREE  TRUST

STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Northern Mariana Islands 0.2%
	Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	$11,850,000	$11,790,750

	Puerto Rico 2.8%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,617,040
	Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,531,200
f	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series A, 5.00%, 7/01/42	26,990,000	17,509,763
	Series A, 7.25%, 7/01/30	25,000,000	16,468,750
	Series A, 6.75%, 7/01/36	29,750,000	19,597,812
	Series A, 7.00%, 7/01/43	5,000,000	3,293,750
	Series A-4, zero cpn., 7/01/19	5,500,000	3,623,125
	Series B, zero cpn., 7/01/19	5,500,000	3,623,125
	Series E-1, zero cpn., 1/01/21	6,000,000	3,952,500
	Series E-2, zero cpn., 7/01/21	6,000,000	3,952,500
	Series E-3, zero cpn., 1/01/22	1,989,500	1,310,583
	Series E-4, zero cpn., 7/01/22	1,989,499	1,310,582
	Series WW, 5.50%, 7/01/38	16,355,000	10,610,306
	Series XX, 5.75%, 7/01/36	23,620,000	15,323,475
	Series XX, 5.25%, 7/01/40	71,780,000	46,567,275
	Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,033,360
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	16,835,000	16,203,688
f	Puerto Rico Sales Tax FICO Sales Tax Revenue,
	Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/34	29,465,000	4,245,317
	Capital Appreciation, First Subordinate, Series A, zero cpn., 8/01/36	17,800,000	2,383,242

			185,157,393

	Total U.S. Territories		271,981,948

	Total Municipal Bonds (Cost $5,833,192,292)		6,442,508,708

	Total Investments before Short Term Investments (Cost $5,833,192,292)		6,442,508,708

	Short Term Investments 1.2%

	Municipal Bonds 1.2%
	Florida 0.0%†
h	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.53%, 9/01/28	1,200,000	1,200,000

	Georgia 0.0%†
f	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	1,260,629	252,126

	Mississippi 0.6%
h	Mississippi Business Finance Corp. Gulf Opportunity Zone IDR,
	Chevron USA Inc. Project, Series B, Daily VRDN and Put, 1.56%, 11/01/35	11,195,000	11,195,000
	Chevron USA Inc. Project, Series L, Daily VRDN and Put, 1.56%, 11/01/35	24,700,000	24,700,000

			35,895,000

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STATEMENT  OF  INVESTMENTS  (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

		Principal Amount	Value
	Short Term Investments (continued)

	Municipal Bonds (continued)
	New York 0.3%
h	New York City GO,
	Fiscal 2014, Series D, Subseries D-4, LOC TD Bank NA, Daily VRDN and Put, 1.50%, 8/01/40	$10,000,000	$10,000,000
	Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.47%, 6/01/44	3,900,000	3,900,000
h	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.47%, 6/15/50	4,000,000	4,000,000

			17,900,000

	Pennsylvania 0.0%†
h	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.62%, 12/01/28	400,000	400,000

	Tennessee 0.0%†
h	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
	Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.56%, 6/01/42	2,000,000	2,000,000

	Utah 0.3%
h	Utah County Hospital Revenue, IHC Health Services Inc., Series C, Daily VRDN and Put, SPA TD Bank NA, 1.52%, 5/15/58	16,600,000	16,600,000
h	Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.43%, 2/15/35	4,000,000	4,000,000

			20,600,000

	Total Short Term Investments (Cost $79,255,629)		78,247,126

	Total Investments (Cost $5,912,447,921) 99.3%		6,520,755,834
	Other Assets, less Liabilities 0.7%		46,348,096

	Net Assets 100.0%		$6,567,103,930

See Abbreviations on page 131.

†Rounds to less than 0.1% of net assets.

a Non-income producing.

b Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

cSee Note 9 regarding restricted securities.

dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.

eThe maturity date shown represents the mandatory put date.

fSee Note 7 regarding defaulted securities.

gSecurity purchased on a when-issued basis. See Note 1(b).

hVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Massachusetts Tax-Free Income Fund

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.47	$11.63	$11.94	$11.93	$11.42	$12.16

Income from investment operations[b]:
Net investment income[c]	0.17	0.35	0.39	0.40	0.42	0.42
Net realized and unrealized gains (losses)	(0.03)	(0.15)	(0.31)	0.01	0.51	(0.76)
Total from investment operations	0.14	0.20	0.08	0.41	0.93	(0.34)
Less distributions from net investment income	(0.17)	(0.36)	(0.39)	(0.40)	(0.42)	(0.40)
Net asset value, end of period	$11.44	$11.47	$11.63	$11.94	$11.93	$11.42

Total return[d]	1.24%	1.66%	0.62%	3.50%	8.28%	(2.75)%

Ratios to average net assets[e]

Expenses	0.70%[f]	0.68%	0.67%	0.66%	0.67%	0.66%
Net investment income	2.96%	3.02%	3.23%	3.38%	3.56%	3.64%

Supplemental data

Net assets, end of period (000’s)	$340,215	$363,555	$375,435	$400,201	$439,041	$419,556
Portfolio turnover rate	3.16%	23.50%	7.16%	4.90%	6.51%	7.12%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class C
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.61	$11.77	$12.07	$12.06	$11.53	$12.29

Income from investment operations[b]:
Net investment income[c]	0.14	0.29	0.32	0.34	0.36	0.36
Net realized and unrealized gains (losses)	(0.04)	(0.16)	(0.30)	—	0.53	(0.78)
Total from investment operations	0.10	0.13	0.02	0.34	0.89	(0.42)
Less distributions from net investment income	(0.14)	(0.29)	(0.32)	(0.33)	(0.36)	(0.34)
Net asset value, end of period	$11.57	$11.61	$11.77	$12.07	$12.06	$11.53

Total return[d]	0.86%	1.08%	0.13%	2.89%	7.79%	(3.41)%

Ratios to average net assets[e]
Expenses	1.25%[f]	1.23%	1.22%	1.21%	1.22%	1.21%
Net investment income	2.41%	2.47%	2.68%	2.83%	3.01%	3.09%

Supplemental data
Net assets, end of period (000’s)	$51,787	$56,607	$60,441	$61,834	$62,878	$61,760
Portfolio turnover rate	3.16%	23.50%	7.16%	4.90%	6.51%	7.12%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.48	$11.76

Income from investment operations[b]:
Net investment income[c]	0.18	0.21
Net realized and unrealized gains (losses)	(0.04)	(0.28)
Total from investment operations	0.14	(0.07)
Less distributions from net investment income	(0.18)	(0.21)
Net asset value, end of period	$11.44	$11.48

Total return[d]	1.21%	(0.65)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates.	0.58%	0.60%
Expenses net of waiver and payments by affiliates	0.56%[f]	0.55%
Net investment income	3.10%	3.15%

Supplemental data
Net assets, end of period (000’s)	$1,444	$1,688
Portfolio turnover rate	3.16%	23.50%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.48	$11.63	$11.94	$11.93	$11.41	$12.16

Income from investment operations[b]:
Net investment income[c]	0.18	0.36	0.40	0.41	0.43	0.43
Net realized and unrealized gains (losses)	(0.04)	(0.14)	(0.31)	0.01	0.53	(0.77)
Total from investment operations	0.14	0.22	0.09	0.42	0.96	(0.34)
Less distributions from net investment income	(0.18)	(0.37)	(0.40)	(0.41)	(0.44)	(0.41)
Net asset value, end of period	$11.44	$11.48	$11.63	$11.94	$11.93	$11.41

Total return[d]	1.20%	1.84%	0.72%	3.60%	8.48%	(2.74)%

Ratios to average net assets[e]

Expenses	0.60%[f]	0.58%	0.57%	0.56%	0.57%	0.56%
Net investment income	3.06%	3.12%	3.33%	3.48%	3.66%	3.74%

Supplemental data

Net assets, end of period (000’s)	$50,880	$63,366	$34,909	$12,614	$10,274	$4,574
Portfolio turnover rate	3.16%	23.50%	7.16%	4.90%	6.51%	7.12%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

96	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2018 (unaudited)

Franklin Massachusetts Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.1%
Massachusetts 99.1%
Boston GO, Refunding, Series B, 5.00%, 4/01/26	$4,000,000	$4,673,800
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,784,736
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,407,540
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,707,537
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,213,131
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	4,984,960
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,852,650
Series A, 5.00%, 7/01/40	5,000,000	5,642,200
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/45	2,000,000	2,281,320
Subordinate, Series A, Subseries A-2, 5.00%, 7/01/46	5,000,000	5,699,150
Massachusetts Commonwealth GO, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	2,500,000	3,161,500
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,274,363
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,128,350
Brandeis University Issue, Series N, 5.00%, 10/01/39	3,000,000	3,007,710
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,161,350
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,333,950
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	6,890,000	7,686,484
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	5,859,700
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32.	2,975,000	3,329,620
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,553,100
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,462,900
Partners HealthCare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,725,400
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,711,150
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	7,651,950
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,429,600
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	14,008,368
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	9,843,471
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,883,576
Worcester Polytechnic Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,232,212
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,504,500
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,534,005
Series B, Pre-Refunded, 5.00%, 5/01/40	4,625,000	4,875,351
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,787,837
Massachusetts State Development Finance Agency Revenue,
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	6,450,444
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35	1,200,000	1,392,528
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36	1,000,000	1,156,800
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	3,695,000	3,811,688
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,139,470
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	6,000,000	6,297,240
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	5,824,150
Series A, 5.00%, 1/01/47	5,000,000	5,711,600

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	$8,600,000	$10,979,964
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	575,000	575,449
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 6.00%, 11/15/28	3,000,000	3,152,160
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,277,323
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,298,760
Lesley University Issue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/39	9,350,000	9,627,414
Partners HealthCare System Issue, Series J-1, Pre-Refunded, 5.00%, 7/01/39	4,345,000	4,465,096
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,629,195
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,294,700
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	465,630
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,044,200
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,864,153
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,718,513
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,549,410
Housing, Series D, 5.05%, 6/01/40	3,125,000	3,158,938
Housing, Series F, 3.15%, 12/01/32	105,000	102,751
Housing, Series F, 3.45%, 12/01/37	45,000	44,190
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,810,000	1,829,240
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	10,659,310
Massachusetts State Port Authority Revenue, Refunding, Series A, 5.00%, 7/01/34	2,260,000	2,600,175
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	5,776,500
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,749,800
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	12,905,818
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	21,231,132
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,880,079
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/41	2,200,000	2,500,146
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/42	5,000,000	5,718,050
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,406,250
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,571
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,692
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,775
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	6,875,000	7,815,431
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,316,996
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,627,978
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,801,890
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,003,400
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,035,710
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,132,450
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,456,157
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,475,080
Senior Series 1, 5.25%, 11/01/42	5,000,000	5,899,000

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
	Worcester GO,
	Municipal Purpose Loan, 3.25%, 11/01/25	$3,370,000	$3,437,939
	Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,063,840

	Total Municipal Bonds before Short Term Investments (Cost $426,535,715)		440,454,646

	Short Term Investments (Cost $400,000) 0.1%

	Municipal Bonds 0.1%
	Massachusetts 0.1%
a	Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 1.32%, 11/01/49	400,000	400,000

	Total Investments (Cost $426,935,715) 99.2%		440,854,646
	Other Assets, less Liabilities 0.8%		3,470,215

	Net Assets 100.0%		$444,324,861

See Abbreviations on page 131.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin New Jersey Tax-Free Income Fund

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class A
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11	$11.45	$11.73	$11.95	$11.76	$12.62

Income from investment operations[b]:

Net investment income[c]	0.19	0.39	0.44	0.46	0.47	0.46

Net realized and unrealized gains (losses)	0.03	(0.31)	(0.27)	(0.23)	0.20	(0.87)

Total from investment operations	0.22	0.08	0.17	0.23	0.67	(0.41)

Less distributions from net investment income	(0.20)	(0.42)	(0.45)	(0.45)	(0.48)	(0.45)

Net asset value, end of period	$11.13	$11.11	$11.45	$11.73	$11.95	$11.76

Total return[d]	1.98%	0.68%	1.44%	1.99%	5.75%	(3.22)%

Ratios to average net assets[e]

Expenses	0.67%[f]	0.67%	0.65%	0.64%	0.64%	0.63%

Net investment income	3.47%	3.46%	3.79%	3.96%	3.98%	3.88%

Supplemental data

Net assets, end of period (000’s)	$619,548	$650,527	$742,824	$793,062	$893,018	$974,154

Portfolio turnover rate	1.06%	12.70%	9.20%	5.24%	4.81%	9.73%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Class C
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.26	$11.60	$11.87	$12.09	$11.89	$12.76

Income from investment operations[b]:

Net investment income[c]	0.17	0.33	0.38	0.40	0.41	0.40

Net realized and unrealized gains (losses)	0.02	(0.32)	(0.27)	(0.24)	0.20	(0.89)

Total from investment operations	0.19	0.01	0.11	0.16	0.61	(0.49)

Less distributions from net investment income	(0.17)	(0.35)	(0.38)	(0.38)	(0.41)	(0.38)

Net asset value, end of period	$11.28	$11.26	$11.60	$11.87	$12.09	$11.89

Total return[d]	1.68%	0.11%	0.95%	1.42%	5.20%	(3.80)%

Ratios to average net assets[e]

Expenses	1.22%[f]	1.22%	1.20%	1.19%	1.19%	1.18%

Net investment income	2.92%	2.91%	3.24%	3.41%	3.43%	3.33%

Supplemental data

Net assets, end of period (000’s)	$176,379	$188,806	$217,952	$216,813	$231,740	$247,538

Portfolio turnover rate	1.06%	12.70%	9.20%	5.24%	4.81%	9.73%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.12	$11.37

Income from investment operations[b]:

Net investment income[c]	0.20	0.25

Net realized and unrealized gains (losses)	0.03	(0.26)

Total from investment operations	0.23	(0.01)

Less distributions from net investment income	(0.21)	(0.24)

Net asset value, end of period	$11.14	$11.12

Total return[d]	2.05%	(0.11)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.53%	0.54%

Expenses net of waiver and payments by affiliates	0.53%[f]	0.53%

Net investment income	3.61%	3.60%

Supplemental data

Net assets, end of period (000’s)	$20,904	$19,936

Portfolio turnover rate	1.06%	12.70%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28,
		2018	2017	2016[a]	2015	2014
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.12	$11.46	$11.74	$11.96	$11.77	$12.63

Income from investment operations[b]:

Net investment income[c]	0.20	0.40	0.46	0.47	0.49	0.47

Net realized and unrealized gains (losses)	0.02	(0.31)	(0.28)	(0.23)	0.19	(0.87)

Total from investment operations	0.22	0.09	0.18	0.24	0.68	(0.40)

Less distributions from net investment income	(0.20)	(0.43)	(0.46)	(0.46)	(0.49)	(0.46)

Net asset value, end of period	$11.14	$11.12	$11.46	$11.74	$11.96	$11.77

Total return[d]	2.03%	0.77%	1.54%	2.10%	5.86%	(3.12)%

Ratios to average net assets[e]

Expenses	0.57%[f]	0.57%	0.55%	0.54%	0.54%	0.53%

Net investment income	3.57%	3.56%	3.89%	4.06%	4.08%	3.98%

Supplemental data

Net assets, end of period (000’s)	$80,599	$79,286	$107,087	$91,175	$92,059	$63,162

Portfolio turnover rate	1.06%	12.70%	9.20%	5.24%	4.81%	9.73%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2018 (unaudited)

Franklin New Jersey Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.7%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,508,140

New Jersey 83.4%
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	5,926,716
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,216,620
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School Projects, Series C, 5.00%, 7/01/44	3,500,000	3,838,240
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational- Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,719,280
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,020,800
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	861,350
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,031,050
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,596,350
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,549,950
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,310,675
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,187,290
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,059,500
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,876,700
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series
A, Pre-Refunded, 5.875%, 6/01/42	17,950,000	19,234,502
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,030,900
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	640,000	702,944
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/37	600,000	650,034
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/47	1,500,000	1,614,015
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding,
AGMC Insured, 5.00%, 6/01/37	3,000,000	3,331,350
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding,
AGMC Insured, 5.00%, 6/01/42	3,000,000	3,307,620
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,395,220
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,896,100
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,146,143
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,095,294
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	25,000	25,249
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	2,975,000	3,007,702
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,341,700
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,031,662
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	11,816,350
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	10,234,400
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,579

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, (continued)
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	$5,500,000	$6,066,610
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	16,917,450
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,419,490
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,690,900
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,854,712
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,801,440
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	20,343,710
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	8,955,280
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	8,764,032
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,751,325
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	3,998,356
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,478,080
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	16,755,750
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,191,578
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,620,405
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,062,140
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,626,338
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,306,200
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.75%, 10/01/31	10,000,000	10,419,600
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	8,445,000	8,467,886
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	4,860,000	5,248,508
Series A, 5.00%, 7/01/45	6,000,000	6,680,280
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,380,900
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/29	1,000,000	1,027,920
New Jersey State Educational Facilities Authority Revenue,
Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,187,732
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,466,491
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,579,900
Kean University Issue, Series A, Pre-Refunded, 5.50%, 9/01/36	8,500,000	8,822,235
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	11,543,257
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,497,634
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,531,866
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,361,431
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,555,750
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	16,898,400
Princeton University, Refunding, Series I, 5.00%, 7/01/32	5,100,000	6,072,519
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,172,700
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,451,900
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,482,004
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,083,720
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,081,450
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	444,056
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,436,474
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,409,682
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,189,000
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	9,310,000	10,429,155
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,553,018
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	806,951

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
The William Paterson University of New Jersey Issue, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/38	$395,000	$395,782
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,267,951
Refunding, Series 1A, 5.125%, 12/01/27	2,435,000	2,510,582
Refunding, Series 1A, 5.25%, 12/01/28	2,440,000	2,518,836
Series 2, 5.00%, 12/01/26	410,000	428,790
Series 2, 5.00%, 12/01/27	295,000	308,257
Series 2, 5.00%, 12/01/28	310,000	323,795
Series 2, 5.00%, 12/01/30	1,500,000	1,577,415
Series 2, 5.00%, 12/01/36	1,000,000	1,050,270
Series A, 5.625%, 6/01/30	14,500,000	14,884,250
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,493,361
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	10,749,600
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,149,700
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	5,379,400
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	5,395,300
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	16,272,228
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,235,200
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,028,650
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,019,100
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	9,000,414
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	20,745,000	23,625,651
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,197,200
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,430,857
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	3,981,434
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	30,000,000	30,358,500
Turnpike, Series H, Pre-Refunded, 5.00%, 1/01/36	14,000,000	14,156,100
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,218,050
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	21,653,838
North Hudson Sewerage Authority Gross Revenue,
Lease Certificates, Refunding, senior lien, Series A, 5.00%, 6/01/42	1,005,000	1,112,686
Lease Certificates, senior lien, Series A, 5.00%, 6/01/42	16,795,000	18,029,266
Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp. Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,373,216
Rutgers State University GO,
Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	20,446,600
Series L, 5.00%, 5/01/43	12,000,000	13,271,400
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,190,150
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/35	2,815,000	1,111,052
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/36	2,810,000	1,044,814
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/37	2,815,000	987,446
Capital Appreciation, Series B, AGMC Insured, Pre-Refunded, zero cpn., 12/01/38	2,810,000	927,918

		748,267,559

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	New York 7.8%
	Port Authority of New York and New Jersey Revenue,
	Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	$10,000,000	$10,370,500
	Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,279,944
	Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	16,845,750
	Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,503,700
	Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,362,000
	Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,312,640

			69,674,534

	Pennsylvania 4.4%
	Delaware River Joint Toll Bridge Commission Revenue, Bridge System, 5.00%, 7/01/42	12,500,000	14,268,625
	Delaware River Port Authority Revenue, 5.00%, 1/01/37	10,000,000	11,070,000
	Series E, 5.00%, 1/01/35	14,000,000	14,528,220

			39,866,845

	U.S. Territories 1.4%
	Puerto Rico 1.4%
a	Puerto Rico Electric Power Authority Power Revenue,
	Series WW, 5.50%, 7/01/38	16,620,000	10,782,225
	Series XX, 5.25%, 7/01/40	3,125,000	2,027,344

			12,809,569

	Total Municipal Bonds before Short Term Investments (Cost $855,054,018)		877,126,647

	Short Term Investments (Cost $12,600,000) 1.4%
	Municipal Bonds 1.4%
	New Jersey 1.4%
b	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Issue, Series B, LOC
	JPMorgan Chase Bank, Daily VRDN and Put, 1.30%, 7/01/43	12,600,000	12,600,000

	Total Investments (Cost $867,654,018) 99.1%		889,726,647
	Other Assets, less Liabilities 0.9%		7,703,429

	Net Assets 100.0%.		$897,430,076

See Abbreviations on page 131.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities

August 31, 2018 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,552,686,336	$966,472,428	$5,912,447,921	$426,935,715
Cost - Controlled affiliates (Note 3f)	—	1,827,562	—	—
Value - Unaffiliated issuers	$3,648,838,362	$964,712,796	$6,520,755,834	$440,854,646
Value - Controlled affiliates (Note 3f)	—	1,824,000	—	—
Cash	17,608	422,774	103,949	32,195
Receivables:
Capital shares sold	3,397,528	2,013,147	3,243,173	101,266
Dividends and interest	41,060,194	6,581,903	77,789,503	4,523,839
Other assets	1,921	461	3,167	225
Total assets	3,693,315,613	975,555,081	6,601,895,626	445,512,171
Liabilities:
Payables:
Investment securities purchased	—	6,828,809	11,695,774	—
Capital shares redeemed	7,671,140	1,872,972	16,278,819	714,467
Management fees	1,137,244	189,553	2,479,767	187,322
Distribution fees.	326,905	83,416	830,846	57,752
Transfer agent fees	295,707	535	491,318	11,336
Distributions to shareholders	1,191,432	339,611	2,792,711	185,341
Accrued expenses and other liabilities	233,441	48,777	222,461	31,092
Total liabilities	10,855,869	9,363,673	34,791,696	1,187,310
Net assets, at value	$3,682,459,744	$966,191,408	$6,567,103,930	$444,324,861
Net assets consist of:
Paid-in capital	$3,652,331,466	$969,504,359	$6,825,328,205	$449,355,489
Undistributed net investment income	4,778,808	2,183,140	32,912,456	401,686
Net unrealized appreciation (depreciation)	96,152,026	(1,763,194)	608,307,913	13,918,931
Accumulated net realized gain (loss)	(70,802,556)	(3,732,897)	(899,444,644)	(19,351,245)
Net assets, at value	$3,682,459,744	$966,191,408	$6,567,103,930	$444,324,861

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2018 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund

Class A:
Net assets, at value	$1,753,907,938	$651,824,624	$4,506,772,904	$340,214,901
Shares outstanding	147,448,764	63,360,458	450,309,171	29,749,475
Net asset value per share[a]	$11.90	$10.29	$10.01	$11.44
Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 95.75% and 95.75%, respectively)	$12.17	$10.53	$10.45	$11.95
Class C:
Net assets, at value	$318,001,299		$804,705,112	$51,786,512
Shares outstanding	26,654,335		78,847,015	4,474,107
Net asset value and maximum offering price per share[a]	$11.93		$10.21	$11.57
Class R6:
Net assets, at value	$444,273,758	$ 55,831,479	$151,169,373	$1,443,596
Shares outstanding	37,251,090	5,431,913	15,031,771	126,176
Net asset value and maximum offering price per share	$11.93	$10.28	$10.06	$11.44
Advisor Class:
Net assets, at value	$1,166,276,749	$258,535,305	$1,104,456,541	$50,879,852
Shares outstanding	97,812,610	25,143,895	109,862,102	4,447,968
Net asset value and maximum offering price per share	$11.92	$10.28	$10.05	$11.44

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2018 (unaudited)

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$867,654,018

Value - Unaffiliated issuers	$889,726,647
Cash	138,531
Receivables:
Capital shares sold	334,484
Interest	9,287,642
Other assets	438

Total assets	899,487,742

Liabilities:
Payables:
Capital shares redeemed	1,041,474
Management fees	356,749
Distribution fees	150,710
Transfer agent fees	62,474
Distributions to shareholders	379,103
Accrued expenses and other liabilities	67,156

Total liabilities	2,057,666

Net assets, at value	$897,430,076

Net assets consist of:
Paid-in capital.	$965,361,771
Undistributed net investment income	1,603,569
Net unrealized appreciation (depreciation)	22,072,629
Accumulated net realized gain (loss)	(91,607,893)

Net assets, at value	$897,430,076

Class A:
Net assets, at value	$619,547,676

Shares outstanding	55,661,552

Net asset value per share[a]	$11.13

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.62

Class C:
Net assets, at value	$176,379,186

Shares outstanding	15,635,157

Net asset value and maximum offering price per share[s]	$11.28

Class R6:
Net assets, at value	$20,904,444

Shares outstanding	1,876,371

Net asset value and maximum offering price per share	$11.14

Advisor Class:
Net assets, at value	$80,598,770

Shares outstanding	7,235,046

Net asset value and maximum offering price per share	$11.14

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended August 31, 2018 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f)	$ —	$4,380	$ —	$ —
Interest:
Unaffiliated issuers	63,707,778	8,677,809	165,417,864	8,538,284
Total investment income	63,707,778	8,682,189	165,417,864	8,538,284
Expenses:
Management fees (Note 3a)	8,879,753	2,337,998	14,925,808	1,158,889
Distribution fees: (Note 3c)
Class A	907,762	506,866	2,289,777	176,532
Class C	1,107,185	—	2,736,370	176,238
Transfer agent fees: (Note 3e)
Class A	811,787	228,697	1,595,964	115,104
Class C	152,545	—	293,459	17,657
Class R6	69,825	9,399	23,118	434
Advisor Class	529,956	85,798	374,602	18,731
Custodian fees (Note 4)	17,106	4,212	38,688	2,012
Reports to shareholders	123,953	23,120	151,982	7,711
Registration and filing fees	87,380	47,556	135,974	21,384
Professional fees	36,493	23,284	382,262	20,203
Trustees’ fees and expenses	10,713	2,652	18,562	1,185
Other	115,154	100,733	294,491	16,268

Total expenses	12,849,612	3,370,315	23,261,057	1,732,348
Expense reductions (Note 4)	(1,930)	(232)	(2,685)	(683)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,930,800)	(907,198)	(199)	(195)

Net expenses	10,916,882	2,462,885	23,258,173	1,731,470

Net investment income	52,790,896	6,219,304	142,159,691	6,806,814

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,899,826)	(2,332,699)	3,113,162	(984,464)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(11,356,566)	2,146,351	45,478,527	(583,639)
Controlled affiliates (Note 3f)	—	(3,563)	—	—

Net change in unrealized appreciation (depreciation)	(11,356,566)	2,142,788	45,478,527	(583,639)

Net realized and unrealized gain (loss)	(16,256,392)	(189,911)	48,591,689	(1,568,103)

Net increase (decrease) in net assets resulting from operations	$36,534,504	$6,029,393	$190,751,380	$5,238,711

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended August 31, 2018 (unaudited)

Franklin New Jersey Tax-Free Income Fund
Investment income:
Interest:
Unaffiliated issuers	$19,050,776

Expenses:
Management fees (Note 3a)	2,170,850
Distribution fees: (Note 3c)
Class A	317,202
Class C	598,822
Transfer agent fees: (Note 3e)
Class A	210,569
Class C	61,169
Class R6	3,005
Advisor Class	26,675
Custodian fees (Note 4)	3,930
Reports to shareholders	15,815
Registration and filing fees	17,246
Professional fees	58,121
Trustees’ fees and expenses	2,512
Other	33,925
Total expenses	3,519,841
Expense reductions (Note 4)	(1,341)
Net expenses	3,518,500
Net investment income	15,532,276
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	294,478
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,587,031
Net realized and unrealized gain (loss)	1,881,509
Net increase (decrease) in net assets resulting from operations	$17,413,785

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund
	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 52,790,896	$ 110,473,110	$ 6,219,304	$ 9,261,105
Net realized gain (loss)	(4,899,826)	(4,320,540)	(2,332,699)	1,773
Net change in unrealized appreciation (depreciation)	(11,356,566)	(50,836,613)	2,142,788	(9,020,355)
Net increase (decrease) in net assets resulting from operations	36,534,504	55,315,957	6,029,393	242,523
Distributions to shareholders from:
Net investment income:
Class A	(23,930,804)	(48,484,336)	(4,210,612)	(5,901,817)
Class C	(3,541,514)	(7,798,831)	—	—
Class R6	(8,523,390)	(6,133,119)	(380,510)	(96,780)
Advisor Class	(16,138,840)	(47,080,920)	(1,762,132)	(2,718,263)
Total distributions to shareholders	(52,134,548)	(109,497,206)	(6,353,254)	(8,716,860)
Capital share transactions: (Note 2)
Class A	(88,859,873)	(53,666,708)	(35,123,743)	(117,698,356)
Class C	(38,853,007)	(62,882,244)	—	—
Class R6	(225,727,683)	686,346,546	4,189,562	51,813,851
Advisor Class	(25,628,666)	(779,460,199)	10,888,888	(46,189,518)
Total capital share transactions	(379,069,229)	(209,662,605)	(20,045,293)	(112,074,023)
Net increase (decrease) in net assets	(394,669,273)	(263,843,854)	(20,369,154)	(120,548,360)
Net assets:
Beginning of period	4,077,129,017	4,340,972,871	986,560,562	1,107,108,922
End of period	$3,682,459,744	$4,077,129,017	$966,191,408	$986,560,562
Undistributed net investment income included in net assets:
End of period	$ 4,778,808	$ 4,122,460	$ 2,183,140	$ 2,317,090

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 142,159,691	$ 304,747,249	$ 6,806,814	$ 14,172,015
Net realized gain (loss)	3,113,162	(287,662,623)	(984,464)	358,000
Net change in unrealized appreciation (depreciation)	45,478,527	75,982,772	(583,639)	(7,171,497)
Net increase (decrease) in net assets resulting from operations	190,751,380	93,067,398	5,238,711	7,358,518
Distributions to shareholders from:
Net investment income:
Class A	(100,395,859)	(215,218,407)	(5,250,123)	(11,287,602)
Class M	(61)	(21)	—	—
Class C	(15,792,825)	(35,674,025)	(645,752)	(1,432,168)
Class R6	(3,432,858)	(1,683,296)	(24,682)	(16,359)
Advisor Class	(23,963,977)	(62,100,734)	(882,011)	(1,489,315)
Total distributions to shareholders	(143,585,580)	(314,676,483)	(6,802,568)	(14,225,444)
Capital share transactions: (Note 2)
Class A	(134,129,699)	(271,312,912)	(22,181,557)	(6,851,617)
Class M	(4,952)	5,000	—	—
Class C	(71,712,763)	(127,308,289)	(4,656,797)	(3,100,354)
Class R6	(2,181,589)	154,732,700	(238,344)	1,727,309
Advisor Class	26,309,279	(787,584,522)	(12,249,731)	29,521,099
Total capital share transactions	(181,719,724)	(1,031,468,023)	(39,326,429)	21,296,437
Net increase (decrease) in net assets	(134,553,924)	(1,253,077,108)	(40,890,286)	14,429,511
Net assets:
Beginning of period	6,701,657,854	7,954,734,962	485,215,147	470,785,636
End of period	$6,567,103,930	$6,701,657,854	$444,324,861	$485,215,147
Undistributed net investment income included in net assets:
End of period	$ 32,912,456	$ 34,338,345	$ 401,686	$ 397,440

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin New Jersey Tax-Free Income Fund
	Six Months Ended August 31, 2018 (unaudited)	Year Ended February 28, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 15,532,276	$ 34,371,663
Net realized gain (loss)	294,478	(37,097,079)
Net change in unrealized appreciation (depreciation)	1,587,031	9,121,748
Net increase (decrease) in net assets resulting from operations	17,413,785	6,396,332
Distributions to shareholders from:
Net investment income:
Class A	(11,258,727)	(26,349,778)
Class C	(2,720,997)	(6,305,931)
Class R6	(380,552)	(101,635)
Advisor Class	(1,463,001)	(3,910,816)
Total distributions to shareholders	(15,823,277)	(36,668,160)
Capital share transactions: (Note 2)
Class A	(32,035,422)	(71,112,191)
Class C	(12,773,292)	(23,157,497)
Class R6	928,895	20,184,362
Advisor Class	1,164,374	(24,950,926)
Total capital share transactions	(42,715,445)	(99,036,252)
Net increase (decrease) in net assets	(41,124,937)	(129,308,080)
Net assets:
Beginning of period	938,555,013	1,067,863,093
End of period	$897,430,076	$938,555,013
Undistributed net investment income included in net assets:
End of period	$ 1,603,569	$ 1,894,570

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Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Franklin High Yield Tax-Free Income Fund Class M was closed to Investors effective at the close of market June 8, 2018.

Class A, Class R6 & Advisor Class

Franklin Federal Limited-Term Tax-Free Income Fund

Class A, Class C, Class R6 & Advisor Class

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Securities Purchased on a When-Issued or Delayed Delivery Basis

Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.   Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2018
Shares sold	8,903,222	$106,046,327	5,195,904	$53,435,600
Shares issued in reinvestment of distributions	1,863,611	22,195,744	376,711	3,873,193
Shares redeemed	(18,221,981)	(217,101,944)	(8,989,179)	(92,432,536)

Net increase (decrease)	(7,455,148)	$(88,859,873)	(3,416,564)	$(35,123,743)

Year ended February 28, 2018
Shares sold	28,235,418	$343,329,113	14,487,927	$149,741,605
Shares issued in reinvestment of distributions	3,696,574	44,928,108	523,384	5,415,334
Shares redeemed	(36,368,046)	(441,923,929)	(26,389,284)	(272,855,295)

Net increase (decrease)	(4,436,054)	$(53,666,708)	(11,377,973)	$(117,698,356)

Class C Shares:
Six Months ended August 31, 2018
Shares sold	741,859	$8,864,128
Shares issued in reinvestment of distributions	258,550	3,088,423
Shares redeemed	(4,252,179)	(50,805,558)

Net increase (decrease)	(3,251,770)	$(38,853,007)

Year ended February 28, 2018
Shares sold	2,827,863	$34,472,485
Shares issued in reinvestment of distributions	550,646	6,712,386
Shares redeemed	(8,531,734)	(104,067,115)

Net increase (decrease)	(5,153,225)	$(62,882,244)

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	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended August 31, 2018
Shares sold	5,042,614	$60,235,159	949,040	$9,753,597
Shares issued in reinvestment of distributions	688,522	8,220,968	19,668	202,026
Shares redeemed	(24,615,823)	(294,183,810)	(561,295)	(5,766,061)

Net increase (decrease)	(18,884,687)	$(225,727,683)	407,413	$4,189,562

Year ended February 28, 2018[a]
Shares sold	58,711,575	$717,585,816	5,324,785	$54,905,710
Shares issued in reinvestment of distributions	505,941	6,109,534	8,308	85,457
Shares redeemed	(3,081,739)	(37,348,804)	(308,593)	(3,177,316)

Net increase (decrease)	56,135,777	$686,346,546	5,024,500	$51,813,851

Advisor Class Shares:
Six Months ended August 31, 2018
Shares sold	11,315,084	$135,119,456	3,258,362	$33,482,615
Shares issued in reinvestment of distributions	965,435	11,524,118	57,640	592,448
Shares redeemed	(14,426,214)	(172,272,240)	(2,256,405)	(23,186,175)

Net increase (decrease)	(2,145,695)	$(25,628,666)	1,059,597	$10,888,888

Year ended February 28, 2018
Shares sold	42,866,671	$523,274,733	10,412,288	$107,741,817
Shares issued in reinvestment of distributions	3,022,878	36,894,235	92,916	960,863
Shares redeemed	(109,616,704)	(1,339,629,167)	(14,997,387)	(154,892,198)

Net increase (decrease)	(63,727,155)	$(779,460,199)	(4,492,183)	$(46,189,518)

[a]For the period August 1, 2017 (effective date) to February 28, 2018.

	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2018
Shares sold	20,785,497	$207,128,517	1,246,507	$14,297,601
Shares issued in reinvestment of distributions	8,999,080	89,735,160	382,984	4,393,589
Shares redeemed	(43,272,866)	(430,993,376)	(3,562,826)	(40,872,747)

Net increase (decrease)	(13,488,289)	$(134,129,699)	(1,933,335)	$(22,181,557)

Year ended February 28, 2018
Shares sold	56,198,177	$573,018,809	2,666,496	$31,220,999
Shares issued in reinvestment of distributions	18,862,623	191,928,603	806,617	9,427,332
Shares redeemed	(101,911,852)	(1,036,260,324)	(4,064,845)	(47,499,948)

Net increase (decrease)	(26,851,052)	$(271,312,912)	(591,732)	$(6,851,617)

Class M Shares:
Six Months ended August 31, 2018[a]
Shares redeemed	(497)	$(4,952)

Year ended February 28, 2018[b]
Shares sold	497	$5,000

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended August 31, 2018
Shares sold	2,414,031	$24,514,525	104,779	$1,215,547
Shares issued in reinvestment of distributions	1,415,477	14,390,033	50,015	580,604
Shares redeemed	(10,893,486)	(110,617,321)	(555,604)	(6,452,948)

Net increase (decrease)	(7,063,978)	$(71,712,763)	(400,810)	$(4,656,797)

Year ended February 28, 2018
Shares sold	6,926,046	$71,954,414	488,118	$5,781,716
Shares issued in reinvestment of distributions	3,078,302	31,915,955	107,551	1,272,013
Shares redeemed	(22,269,857)	(231,178,658)	(857,320)	(10,154,083)

Net increase (decrease)	(12,265,509)	$(127,308,289)	(261,651)	$(3,100,354)

Class R6 Shares:
Six Months ended August 31, 2018
Shares sold	1,583,628	$15,843,093	7,443	$85,357
Shares issued in reinvestment of distributions	300,014	3,005,706	2,151	24,682
Shares redeemed	(2,101,796)	(21,030,388)	(30,436)	(348,383)

Net increase (decrease)	(218,154)	$(2,181,589)	(20,842)	$(238,344)

Year ended February 28, 2018[c]
Shares sold	16,101,405	$163,359,180	151,335	$1,777,784
Shares issued in reinvestment of distributions	163,224	1,643,589	1,401	16,297
Shares redeemed	(1,014,704)	(10,270,069)	(5,718)	(66,772)

Net increase (decrease)	15,249,925	$154,732,700	147,018	$1,727,309

Advisor Class Shares:
Six Months ended August 31, 2018
Shares sold	20,455,310	$204,652,259	1,057,886	$12,139,811
Shares issued in reinvestment of distributions	1,950,764	19,535,278	59,470	682,557
Shares redeemed	(19,779,179)	(197,878,258)	(2,190,200)	(25,072,099)

Net increase (decrease)	2,626,895	$26,309,279	(1,072,844)	$(12,249,731)

Year ended February 28, 2018
Shares sold	44,136,332	$452,127,463	3,335,672	$39,063,150
Shares issued in reinvestment of distributions	4,909,254	50,196,375	91,243	1,065,792
Shares redeemed	(126,207,763)	(1,289,908,360)	(906,916)	(10,607,843)

Net increase (decrease)	(77,162,177)	$(787,584,522)	2,519,999	$29,521,099

aClass M was closed to investors on June 8, 2018.

bFor the period January 25, 2018 (effective date) to February 28, 2018.

cFor the period August 1, 2017 (effective date) to February 28, 2018.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin New Jersey Tax-Free Income Fund
	Shares	Amount

Class A Shares:
Six Months ended August 31, 2018
Shares sold	2,252,783	$25,032,222
Shares issued in reinvestment of distributions	845,251	9,393,360
Shares redeemed	(5,983,372)	(66,461,004)

Net increase (decrease)	(2,885,338)	$(32,035,422)

Year ended February 28, 2018
Shares sold	4,941,051	$56,061,061
Shares issued in reinvestment of distributions	1,952,307	22,089,698
Shares redeemed	(13,196,549)	(149,262,950)

Net increase (decrease)	(6,303,191)	$(71,112,191)

Class C Shares:
Six Months ended August 31, 2018
Shares sold	449,541	$5,057,227
Shares issued in reinvestment of distributions	215,727	2,429,743
Shares redeemed	(1,800,014)	(20,260,262)

Net increase (decrease)	(1,134,746)	$(12,773,292)

Year ended February 28, 2018
Shares sold	1,858,227	$21,362,122
Shares issued in reinvestment of distributions	479,069	5,491,008
Shares redeemed	(4,355,972)	(50,010,627)

Net increase (decrease)	(2,018,676)	$(23,157,497)

Class R6 Shares:
Six Months ended August 31, 2018
Shares sold	230,664	$2,563,248
Shares issued in reinvestment of distributions	34,160	379,982
Shares redeemed	(181,163)	(2,014,335)

Net increase (decrease)	83,661	$928,895

Year ended February 28, 2018[a]
Shares sold	1,833,803	$20,642,358
Shares issued in reinvestment of distributions	9,106	101,530
Shares redeemed	(50,199)	(559,526)

Net increase (decrease)	1,792,710	$20,184,362

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2. Shares of Beneficial Interest (continued)

	Franklin New Jersey Tax-Free Income Fund
	Shares	Amount

Advisor Class Shares:
Six Months ended August 31, 2018
Shares sold	788,428	$8,762,657
Shares issued in reinvestment of distributions	116,596	1,296,944
Shares redeemed	(799,986)	(8,895,227)

Net increase (decrease)	105,038	$1,164,374

Year ended February 28, 2018
Shares sold	3,204,232	$36,260,398
Shares issued in reinvestment of distributions	303,995	3,443,949
Shares redeemed	(5,720,414)	(64,655,273)

Net increase (decrease)	(2,212,187)	$(24,950,926)

aFor the period August 1, 2017 (effective date) to February 28, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended August 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

0.449%	0.476%	0.449%

Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

0.496%	0.472%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Reimbursement Plans:
Class A	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	—	0.65%

		Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Reimbursement Plans:
Class A		0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%

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3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$61,290	$23,244	$291,062

CDSC retained	$10,116	$ 4,843	$ 32,454

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$5,992	$33,054
CDSC retained	$ 188	$11,134

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended August 31, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Transfer agent fees	$509,773	$135,645	$974,568

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Transfer agent fees	$ 75,409	$154,580

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f. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended August 31, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Franklin Liberty Municipal Bond ETF	—	75,000	—	75,000	$1,824,000	$4,380	$—	$(3,563)

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.46% and 0.40%, respectively, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

For Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Massachusetts Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2019.

For Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02%, 0.03% and 0.03% respectively. Investor Services may discontinue this waiver in the future.

h. Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2018, were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Purchases	$ 66,800,000	$42,050,000	$ 86,010,000
Sales	$112,625,000	$99,990,000	$106,815,000

	Franklin New Jersey Tax-Free Income Fund

Purchases	$6,000,000
Sales	$ 300,000

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended August 31, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2018, the capital loss carryforwards were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Capital loss carryforwards subject to expiration:
2019	$ 1,793,931	$ —	$ 1,436,742		$ —	$ —
Capital loss carryforwards not subject to expiration:
Short Term	40,690,118	138	180,482,313		8,312,826	11,282,819
Long Term	23,112,168	1,400,060	704,643,717		10,053,954	79,915,600

Total capital loss carryforwards	$65,596,217	$1,400,198	$886,562,772	[a]	$18,366,780	$91,198,419

aIncludes $97,859,993 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At August 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Cost of investments	$3,552,992,593	$968,288,330	$5,924,869,779

Unrealized appreciation	$ 100,726,289	$ 1,368,260	$ 707,895,027
Unrealized depreciation	(4,880,520)	(3,119,794)	(112,008,972)
Net unrealized appreciation (depreciation)	$ 95,845,769	$ (1,751,534)	$ 595,886,055

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Cost of investments	$426,915,890	$868,411,446

Unrealized appreciation	$ 15,420,289	$31,161,013
Unrealized depreciation	(1,481,533)	(9,845,812)
Net unrealized appreciation (depreciation)	$ 13,938,756	$21,315,201

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2018, were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Purchases	$ 17,216,102	$340,566,388	$116,287,494
Sales	$274,610,396	$347,084,670	$356,636,418

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Purchases	$14,468,949	$ 9,506,393
Sales	$50,875,492	$59,604,529

7. Credit Risk and Defaulted Securities

At August 31, 2018, Franklin High Yield Tax-Free Income Fund had 18.8% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2018, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund was $175,684,334 and $12,809,569, representing 2.7% and 1.4%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9. Restricted Securities

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Restricted Securities (continued)

At August 31, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Units Issuer	Acquisition Date	Cost	Value

Franklin High Yield Tax-Free Income Fund
9,185,585 1155 Island Avenue LLC, LP (Value is 0.0% of Net Assets)	12/04/14	$—	$—

10. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2018, the Funds did not use the Global Credit Facility.

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of August 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,636,828,362	$—		$3,636,828,362
Short Term Investments	—	12,010,000	—		12,010,000

Total Investments in Securities	$—	$3,648,838,362	$—		$3,648,838,362

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,824,000	$—	$—		$1,824,000
Municipal Bonds	—	853,585,306	—		853,585,306
Short Term Investments	—	111,127,490	—		111,127,490

Total Investments in Securities	$1,824,000	$964,712,796	$—		$966,536,796

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$—	$—	$—	[c]	$—
Municipal Bonds	—	6,442,508,708	—		6,442,508,708
Short Term Investments	—	78,247,126	—		78,247,126

Total Investments in Securities	$—	$6,520,755,834	$—		$6,520,755,834

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$440,454,646	$—		$440,454,646
Short Term Investments	—	400,000	—		400,000

Total Investments in Securities	$—	$440,854,646	$—		$440,854,646

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$877,126,647	$—		$877,126,647
Short Term Investments	—	12,600,000	—		12,600,000

Total Investments in Securities	$—	$889,726,647	$—		$889,726,647

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes management investment companies.

cIncludes securities determined to have no value at August 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

12. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

12. New Accounting Pronouncements (continued)

continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On February 27, 2018, the Board approved an automatic conversion feature for Class C that will convert shareholders’ Class C shares into Class A shares after they have been held for 10 years. The conversion feature will become effective on or about October 5, 2018. Further details are disclosed in the Fund’s Prospectus.

On May 18, 2018, the Board approved various changes to the class structure of the Funds. Effective June 8, 2018, Class M was closed and no longer offered for sale. Effective on or about September 10, 2018, Class A will be renamed “Class A1” and Class M will be renamed “Class A”. In addition, Class A1 will be closed to new investors. Certain front-end sales charges and dealer commissions on Class A and A1 shares will change. Further details are disclosed in the Funds’ Prospectus.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Currency

USD	United States Dollar

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDBR	Industrial Development Board Revenue
BAM	Build America Mutual Assurance Co.	IDR	Industrial Development Revenue
BAN	Bond Anticipation Note	ISD	Independent School District
CDA	Community Development Authority/Agency	LIBOR	London InterBank Offered Rate
CDD	Community Development District	LOC	Letter of Credit
CFD	Community Facilities District	MAC	Municipal Assurance Corp.
COP	Certificate of Participation	MF	Multi-Family
EDA	Economic Development Authority	MFHR	Multi-Family Housing Revenue
EDC	Economic Development Corp.	MFMR	Multi-Family Mortgage Revenue
EDR	Economic Development Revenue	MTA	Metropolitan Transit Authority
ETF	Exchange Traded Fund	MUNIPSA	SIFMA Municipal Swap Index
ETM	Escrow to Maturity	NATL	National Public Financial Guarantee Corp.
FHA	Federal Housing Authority/Agency	PBA	Public Building Authority
FICO	Financing Corp.	PCC	Pollution Control Corp.
FNMA	Federal National Mortgage Association	PCFA	Pollution Control Financing Authority
FRN	Floating Rate Note	PCR	Pollution Control Revenue
GARB	General Airport Revenue Bonds	PFA	Public Financing Authority
GNMA	Government National Mortgage Association	PSF	Permanent School Fund
GO	General Obligation	RDA	Redevelopment Agency/Authority
HDA	Housing Development Authority/Agency	SF	Single Family
HDC	Housing Development Corp.	SPA	Standby Purchase Agreement
HFA	Housing Finance Authority/Agency	TAN	Tax Anticipation Note
HFAR	Housing Finance Authority Revenue	UHSD	Unified/Union High School District
ID	Improvement District	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency	XLCA	XL Capital Assurance
IDAR	Industrial Development Authority Revenue

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Tax-Free Trust

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	TF1 S 10/18

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.	N/A

Item 13.  Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer — Finance and Administration

Date October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer — Finance and Administration

Date October 25, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date October 25, 2018